UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6693

Nuveen Select Tax-Free Income Portfolio 3
(Exact name of registrant as specified in charter)

Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 917-7700

Date of fiscal year end: March 31

Date of reporting period: September 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Closed-End Funds

Nuveen Investments Municipal Closed-End Funds

It's not what you earn, it's what you keep.®

Semi-Annual Report
September 30, 2011

Nuveen Select Tax-Free Income Portfolio
NXP

Nuveen Select Tax-Free Income Portfolio 2
NXQ

Nuveen Select Tax-Free Income Portfolio 3
NXR

Nuveen California Select Tax-Free Income Portfolio
NXC

Nuveen New York Select Tax-Free Income Portfolio
NXN

September

LIFE IS COMPLEX.

Nuveen makes things e-simple.

It only takes a minute to sign up for e-Reports. Once enrolled, you’ll receive an e-mail as soon as your Nuveen Fund information is ready. No more waiting for delivery by regular mail. Just click on the link within the e-mail to see the report and save it on your computer if you wish.

Free e-Reports right to your e-mail!

www.investordelivery.com
If you receive your Nuveen Fund dividends and statements from your financial advisor or brokerage account.

OR

www.nuveen.com/accountaccess
If you receive your Nuveen Fund dividends and statements directly from Nuveen.

Table of Contents

Chairman’s Letter to Shareholders	4
Portfolio Managers’ Comments	5
Dividend and Share Price Information	10
Performance Overviews	11
Shareholder Meeting Report	16
Portfolios of Investments	18
Statement of Assets and Liabilities	48
Statement of Operations	49
Statement of Changes in Net Assets	50
Financial Highlights	52
Notes to Financial Statements	58
Annual Investment Management Agreement Approval Process	66
Reinvest Automatically, Easily and Conveniently	74
Glossary of Terms Used in this Report	76
Other Useful Information	79

Chairman’s
Letter to Shareholders

Dear Shareholders,

The global economy continues to be weighed down by an unusual combination of pressures facing the larger developed economies. Japanese leaders continue to work through the economic aftereffects of the March 2011 earthquake and tsunami. Political leaders in Europe and the U.S. have resolved some of the near term fiscal problems, but the financial markets are not convinced that these leaders are able to address more complex longer term fiscal issues. Despite improved earnings and capital increases, the largest banks in these countries continue to be vulnerable to deteriorating mortgage portfolios and sovereign credit exposure, adding another source of uncertainty to the global financial system.

In the U.S., recent economic statistics indicate that the economic recovery may be losing momentum. Consumption, which represents about 70% of the gross domestic product, faces an array of challenges from seemingly intractable declines in housing values, increased energy costs and limited growth in the job market. The failure of Congress and the administration to agree on the debt ceiling increase on a timely basis and the deep divisions between the political parties over fashioning a balanced program to address growing fiscal imbalances that led to the recent S&P ratings downgrade add considerable uncertainty to the domestic economic picture.

On a more positive note, corporate earnings continue to hold up well and the municipal bond market is recovering from recent weakness as states and municipalities implement various programs to reduce their budgetary deficits. In addition, the Federal Reserve has made it clear that it stands ready to take additional steps should the economic recovery falter. However, there are concerns that the Fed is approaching the limits of its resources to intervene in the economy.

These perplexing times highlight the importance of professional investment management. Your Nuveen investment team is working hard to develop an appropriate response to increased risk, and they continue to seek out opportunities created by stressful markets using proven investment disciplines designed to help your Fund achieve its investment objectives. On your behalf, we monitor their activities to assure that they maintain their investment disciplines.

As always, I encourage you to contact your financial consultant if you have any questions about your investment in a Nuveen Fund. On behalf of the other members of your Fund Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Robert P. Bremner
Chairman of the Board
November 21, 2011

4	Nuveen Investments

Portfolio Managers’ Comments

Nuveen Select Tax-Free Income Portfolio (NXP)
Nuveen Select Tax-Free Income Portfolio 2 (NXQ)
Nuveen Select Tax-Free Income Portfolio 3 (NXR)
Nuveen California Select Tax-Free Income Portfolio (NXC)
Nuveen New York Select Tax-Free Income Portfolio (NXN)

Portfolio managers Tom Spalding and Scott Romans review key investment strategies and the six-month performance of the Nuveen Select Portfolios. With 35 years of investment experience, Tom has managed the three national Portfolios since 1999. Scott, who joined Nuveen in 2000, has managed NXC since 2003 and NXN since January 2011.

What key strategies were used to manage the Nuveen Select Portfolios during the six-month reporting period ended September 30, 2011?

During this reporting period, municipal bond prices generally rallied as yields declined across the municipal curve. The relative decline in yields was attributable in part to the continued depressed levels of municipal bond issuance. Tax-exempt volume, which had been limited in 2010 by issuers’ extensive use of taxable Build America Bonds (BABs), continued to drift lower in 2011. Even though BABs were no longer an option for issuers (the BAB program expired at the end of 2010), some borrowers had accelerated issuance into 2010 in order to take advantage of the program’s favorable terms before its termination, fulfilling their capital program borrowing needs well into 2012. This reduced the need for many borrowers to come to market with new issues during this period. For the six months ended September 30, 2011, national municipal issuance was down 25% compared with the same period in 2010, while the decline was smaller in both California and New York, which saw issuance drop 5% and 7%, respectively, during the same period.

Despite the constrained issuance of tax-exempt municipal bonds and relatively lower yields, we continued to take a bottom-up approach to discovering undervalued sectors and individual credits with the potential to perform well over the long term. During this period, NXC found value in health care and redevelopment agency (RDA) bonds, which fund programs to improve economically depressed areas in California. In addition, NXC purchased higher-rated, long-dated zero coupon bonds issued by local school districts and community colleges. In NXN, we added to our positions in health care, education,

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements, and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

Nuveen Investments	5

utilities and tax-backed credits. In the national Portfolios, our focus was on adding bonds rated A and BBB, along with some AA rated credits, across a broad base of sectors, including transportation and tax-backed bonds, in states where issuance remained stronger, such as California, New York, Texas and Illinois. In general, we emphasized discounted bonds that had strong performance potential.

Extending duration was a common theme across all of the Portfolios during this period. In NXC, this included buying long zero coupon bonds as previously mentioned, while NXN added to its position in inverse floating rate securities. Because the national Portfolios tended to have shorter durations, they were in a position to benefit from opportunities to purchase bonds with longer maturities when we found appropriate candidates. The purchase of longer bonds also provided attractive yields at the longer end of the municipal yield curve.

Cash for new purchases during this period was generated by the proceeds from called and maturing bonds, which we worked to redeploy to keep the Portfolios fully invested. On the whole, selling was relatively limited, as the bonds in our portfolios generally offered higher yields than those available in the current marketplace. Both NXC and NXN sold some bonds with very short maturities or short call dates in order to fund additional purchases, while the national Portfolios did not engage in any active selling.

As of September 30, 2011, all these Portfolios continued to use inverse floating rate securities. We employ inverse floaters for a variety of reasons, including duration management, income enhancement and total return enhancement.

6	Nuveen Investments

How did the Portfolios perform?

Individual results for the Nuveen Select Portfolios, as well as for relevant index and peer group information, are presented in the accompanying table.

Average Annual Total Returns on Net Asset Value*
For periods ended 9/30/11

	6-Month	1-Year	5-Year	10-Year
National Portfolios
NXP	6.30%	3.59%	4.07%	4.70%
NXQ	6.74%	3.16%	3.18%	4.16%
NXR	6.36%	3.38%	4.09%	4.62%

Standard & Poor’s (S&P) National Municipal Bond Index**	8.08%	3.87%	4.69%	5.10%
Lipper General and Insured Unleveraged Municipal Debt
Classification Average**	7.92%	3.52%	3.73%	4.35%

California Portfolio
NXC	9.92%	5.69%	4.31%	4.78%

Standard & Poor’s (S&P) California Municipal Bond Index**	9.30%	4.19%	4.54%	4.99%
Lipper California Municipal Debt Classification Average**	16.32%	3.94%	3.38%	5.36%

New York Portfolio
NXN	7.17%	4.45%	4.56%	4.78%

Standard & Poor’s (S&P) New York Municipal Bond Index**	7.49%	3.70%	4.88%	5.15%
Lipper New York Municipal Debt Classification Average**	12.11%	3.52%	3.80%	5.54%

For the six months ended September 30, 2011, the cumulative returns on net asset value (NAV) for NXP, NXQ and NXR underperformed the Standard & Poor’s (S&P) National Municipal Bond Index and the Lipper General and Insured Unleveraged Municipal Debt Classification Average. For this same period, NXC outperformed the Standard & Poor’s (S&P) California Municipal Bond Index, while NXN trailed the return of the Standard & Poor’s (S&P) New York Municipal Bond Index. Both Portfolios underperformed their respective state Lipper averages. One of the major reasons behind the underperformance of NXC and NXN relative to their Lipper peer groups was the fact that these Portfolios do not use structural leverage, while the majority of Funds in the Lipper California and New York groups are leveraged. The use of structural leverage generally added to the Lipper averages’ portfolio performance over this period.

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Portfolio distributions or upon the sale of Portfolio shares.

For additional information, see the individual Performance Overview for your Portfolio in this report.

*	Six-month returns are cumulative; all other returns are annualized.

**	Refer to Glossary of Terms used in this Report for definitions.

Nuveen Investments	7

Key management factors that influenced the Portfolios’ returns during this period included yield curve and duration positioning, credit exposure and sector allocation.

During this period, as yield across the municipal yield curve declined, municipal bonds with longer maturities generally outperformed those with shorter maturities, with credits at the longest end of the municipal yield curve posting the strongest returns. The outperformance of longer term bonds was due in part to the decline in interest rates, particularly at the longer end of the curve. In general, the national Portfolios had greater exposure to the short end of the yield curve that produced the weakest returns and smaller exposure to the outperforming longer segments of the curve. This hurt the performance of these three Portfolios for the period. Duration and yield curve positioning was more of a neutral factor in NXC and NXN, although NXC’s yield curve positioning detracted somewhat from its performance.

Credit exposure also played an important role in performance during these six months, as bonds rated BBB and A generally outperformed those rated AAA. This outperformance was due in part to the longer durations typically associated with the lower-rated categories. During this period, credit exposure was a strong positive contributor to the performance of NXC, which was overweighted in lower-rated bonds, especially those rated BBB, and underweighted in bonds rated AAA and AA. NXP, NXQ, NXR and NXN were overweighted in the AAA credit sector, which detracted from their performance, while NXN also was underexposed to bonds rated A that outperformed.

Holdings that generally made positive contributions to the Portfolios’ returns during this period included zero coupon bonds and hospitals, transportation and education credits. NXC, in particular, benefited from its allocations to health care and education, while exposures to health care, higher education and utilities were helpful for the national Portfolios. Although general obligation (GO) and other tax-supported bonds generally trailed the market during this period, NXC’s holdings of GO bonds issued by local municipalities performed well for the Portfolio. NXC also benefited from its underweighting in California state GOs, which underperformed during this period. NXC’s underweighting resulted from the fact that California GOs comprise such a large portion of the tax-supported sector in California that it is difficult to match the market weighting in our portfolios.

In contrast, pre-refunded bonds, which are often backed by U.S. Treasury securities, were among the poorest performing market segments during this period. The underperformance of these bonds can be attributed primarily to their shorter effective maturities and higher credit quality. As of September 30, 2011, the three national Portfolios were overweighted in pre-refunded bonds relative to the market average, which detracted from their investment performance. NXC and NXN held significantly smaller amounts of these bonds, which lessened the negative impact.

8	Nuveen Investments

RISK CONSIDERATIONS

Fund shares are not guaranteed or endorsed by any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation. Past performance is no guarantee of future results. Fund common shares are subject to a variety of risks, including:

Investment Risk. The possible loss of the entire principal amount that you invest.

Price Risk. Shares of closed-end investment companies like these Funds frequently trade at a discount to their NAV. Your common shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.

Tax Risk. The tax treatment of Fund distributions may be affected by new IRS interpretations of the Internal Revenue Code and future changes in tax laws and regulations.

Issuer Credit Risk. This is the risk that a security in a Fund’s portfolio will fail to make dividend or interest payments when due.

Interest Rate Risk. Fixed-income securities such as bonds, preferred, convertible and other debt securities will decline in value if market interest rates rise.

Reinvestment Risk. If market interest rates decline, income earned from a Fund’s portfolio may be reinvested at rates below that of the original bond that generated the income.

Call Risk or Prepayment Risk. Issuers may exercise their option to prepay principal earlier than scheduled, forcing a Fund to reinvest in lower-yielding securities.

Nuveen Investments	9

Dividend
and Share Price Information

During the six-month reporting period ended September 30, 2011, NXC and NXN each had one monthly dividend increase. The monthly dividends of NXP and NXR remained stable throughout the reporting period, while NXQ’s dividend was cut effective June 2011.

All of these Portfolios seek to pay stable dividends at rates that reflect each Portfolio’s past results and projected future performance. During certain periods, each Portfolio may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Portfolio during the period. If a Portfolio has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Portfolio’s NAV. Conversely, if a Portfolio has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Portfolio’s NAV. Each Portfolio will, over time, pay all of its net investment income as dividends to shareholders. As of September 30, 2011, all of the Portfolios had positive UNII balances, based upon our best estimate, for tax purposes and positive UNII balances for financial reporting purposes.

SHARE REPURCHASES AND SHARE PRICE INFORMATION

Since the inception of the Portfolios’ repurchase programs, the Portfolios have not repurchased any of their outstanding shares.

As of September 30, 2011, the share prices of the Select Portfolios were trading even to or at (-) discounts to their NAVs as shown in the accompanying table.

	9/30/11	6-Month Average
Portfolio	(-)Discount	(-)Discount
NXP	0.00%	(-)1.08%
NXQ	(-)3.35%	(-)3.27%
NXR	(-)1.85%	(-)2.24%
NXC	(-)8.05%	(-)6.15%
NXN	(-)5.15%	(-)4.94%

10	Nuveen Investments

NXP	Nuveen Select Tax-Free
Performance	Income Portfolio
OVERVIEW
as of September 30, 2011

Fund Snapshot
Share Price	$14.07
Net Asset Value (NAV)	$14.07
Premium/Discount to NAV	0.00%
Market Yield	5.07%
Taxable Equivalent Yield1	7.04%
Net Assets ($000)	$232,408

Average Annual Total Return
(Inception 3/19/92)
	On Share Price	On NAV
6-Month (Cumulative)	8.98%	6.30%
1-Year	-2.93%	3.59%
5-Year	4.79%	4.07%
10-Year	5.36%	4.70%

States3
(as a % of total investments)
Illinois	15.7%
California	10.6%
Texas	9.1%
Colorado	8.9%
South Carolina	7.3%
Indiana	6.5%
New Jersey	6.3%
Nevada	5.3%
Florida	3.2%
Washington	2.6%
New Mexico	2.3%
Oklahoma	2.2%
Puerto Rico	2.1%
Alaska	2.0%
Wisconsin	1.8%
Other	14.1%

Portfolio Composition3
(as a % of total investments)
U.S. Guaranteed	26.0%
Health Care	21.0%
Tax Obligation/Limited	16.8%
Transportation	11.9%
Tax Obligation/General	8.7%
Consumer Staples	6.2%
Other	9.4%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

3	Holdings are subject to change.

Nuveen Investments	11

NXQ	Nuveen Select Tax-Free
Performance	Income Portfolio 2
OVERVIEW
as of September 30, 2011

Fund Snapshot
Share Price	$12.98
Net Asset Value (NAV)	$13.43
Premium/Discount to NAV	-3.35%
Market Yield	4.85%
Taxable Equivalent Yield1	6.74%
Net Assets ($000)	$237,610

Average Annual Total Return
(Inception 5/21/92)
	On Share Price	On NAV
6-Month (Cumulative)	7.31%	6.74%
1-Year	-3.83%	3.16%
5-Year	4.08%	3.18%
10-Year	4.64%	4.16%

States3
(as a % of total investments)
Illinois	16.5%
Texas	11.9%
Colorado	11.6%
California	11.1%
Indiana	5.9%
South Carolina	5.0%
New Mexico	3.2%
Massachusetts	2.5%
Florida	2.5%
Pennsylvania	2.4%
Louisiana	2.3%
Rhode Island	2.3%
Nevada	1.9%
New Jersey	1.9%
Ohio	1.9%
Puerto Rico	1.9%
New York	1.8%
Other	13.4%

Portfolio Composition3
(as a % of total investments)
Health Care	20.3%
U.S. Guaranteed	18.5%
Transportation	13.3%
Tax Obligation/Limited	12.9%
Tax Obligation/General	9.4%
Utilities	8.1%
Consumer Staples	6.1%
Other	11.4%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

3	Holdings are subject to change.

12	Nuveen Investments

NXR	Nuveen Select Tax-Free
Performance	Income Portfolio 3
OVERVIEW
as of September 30, 2011

Fund Snapshot
Share Price	$13.78
Net Asset Value (NAV)	$14.04
Premium/Discount to NAV	-1.85%
Market Yield	4.66%
Taxable Equivalent Yield1	6.47%
Net Assets ($000)	$182,742

Average Annual Total Return
(Inception 7/24/92)
	On Share Price	On NAV
6-Month (Cumulative)	8.28%	6.36%
1-Year	-3.32%	3.38%
5-Year	5.07%	4.09%
10-Year	5.38%	4.62%

States4
(as a % of total investments)
Illinois	18.6%
California	16.0%
Texas	9.3%
Colorado	8.3%
Indiana	6.2%
Nevada	3.7%
South Carolina	3.2%
North Carolina	2.9%
Pennsylvania	2.9%
New Mexico	2.8%
Michigan	2.6%
New Jersey	2.4%
Puerto Rico	2.2%
Ohio	2.2%
Nebraska	2.0%
Other	14.7%

Portfolio Composition4
(as a % of total investments)
Health Care	22.1%
U.S. Guaranteed	19.6%
Tax Obligation/Limited	19.2%
Utilities	10.3%
Tax Obligation/General	5.9%
Consumer Staples	5.9%
Transportation	5.9%
Other	11.1%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2	The Fund paid shareholders a capital gains distribution in December 2010 of $0.0011 per share.
3
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

4	Holdings are subject to change.

Nuveen Investments	13

NXC	Nuveen California
Performance	Select Tax-Free
OVERVIEW	Income Portfolio
as of September 30, 2011

Fund Snapshot
Share Price	$13.25
Net Asset Value (NAV)	$14.41
Premium/Discount to NAV	-8.05%
Market Yield	5.16%
Taxable Equivalent Yield1	7.90%
Net Assets ($000)	$90,285

Average Annual Total Return
(Inception 6/19/92)
	On Share Price	On NAV
6-Month (Cumulative)	7.98%	9.92%
1-Year	0.41%	5.69%
5-Year	3.93%	4.31%
10-Year	4.58%	4.78%

Portfolio Composition3
(as a % of total investments)
Tax Obligation/General	33.2%
Tax Obligation/Limited	19.5%
Health Care	12.7%
Education and Civic Organizations	9.6%
Utilities	6.8%
U.S. Guaranteed	4.8%
Other	13.4%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.7%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

3	Holdings are subject to change.

14	Nuveen Investments

NXN	Nuveen New York
Performance	Select Tax-Free
OVERVIEW	Income Portfolio
as of September 30, 2011

Fund Snapshot
Share Price	$13.63
Net Asset Value (NAV)	$14.37
Premium/Discount to NAV	-5.15%
Market Yield	4.67%
Taxable Equivalent Yield1	6.96%
Net Assets ($000)	$56,295

Average Annual Total Return
(Inception 6/19/92)
	On Share Price	On NAV
6-Month (Cumulative)	6.81%	7.17%
1-Year	-0.62%	4.45%
5-Year	4.75%	4.56%
10-Year	4.98%	4.78%

Portfolio Composition3
(as a % of total investments)
Tax Obligation/Limited	23.8%
Health Care	15.8%
Education and Civic Organizations	14.3%
Long-Term Care	8.4%
Housing/Single Family	8.4%
Water and Sewer	6.4%
Housing/Multifamily	6.1%
Tax Obligation/General	5.7%
Other	11.1%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.9%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

3	Holdings are subject to change.

Nuveen Investments	15

NXP	Shareholder Meeting Report
NXQ
NXR

The annual meeting of shareholders was held on July 25, 2011 in the Lobby Conference Room, 333 West Wacker Drive, Chicago, IL 60606; at this meeting the shareholders were asked to vote on the election of Board Members, the elimination of Fundamental Investment Policies and the approval of new Fundamental Investment Policies.3 The meeting was subsequently adjourned to August 31, 2011 and additionally adjourned for NXN to October 19, 2011.

	NXP	NXQ	NXR
Approval of the Board Members was reached
as follows:
John P. Amboian
For	9,775,920	10,615,586	8,370,447
Withhold	469,316	408,775	283,432
Total	10,245,236	11,024,361	8,653,879
David J. Kundert
For	9,770,412	10,608,539	8,365,538
Withhold	474,824	415,822	288,341
Total	10,245,236	11,024,361	8,653,879
Terence J. Toth
For	9,777,274	10,609,941	8,369,622
Withhold	467,962	414,420	284,257
Total	10,245,236	11,024,361	8,653,879
To approve the elimination of the
Fund’s fundamental investment
policy relating to the Fund’s ability
to make loans
For	7,325,634	7,805,730	6,022,465
Against	690,581	516,527	374,922
Abstain	236,388	316,750	256,314
Broker Non-Votes	1,992,633	2,385,354	2,000,178
Total	10,245,236	11,024,361	8,653,879
To approve the new fundamental
investment policy relating to the
Fund’s ability to make loans
For	7,312,676	7,759,176	6,012,478
Against	708,658	538,183	374,523
Abstain	231,269	341,647	266,701
Broker Non-Votes	1,992,633	2,385,355	2,000,177
Total	10,245,236	11,024,361	8,653,879

16	Nuveen Investments

NXC NXN

	NXC	NXN
Approval of the Board Members was reached
as follows:
John P. Amboian
For	3,817,399	2,469,133
Withhold	143,725	338,558
Total	3,961,124	2,807,691
David J. Kundert
For	3,826,265	2,476,633
Withhold	134,859	331,058
Total	3,961,124	2,807,691
Terence J. Toth
For	3,828,777	2,477,133
Withhold	132,347	330,558
Total	3,961,124	2,807,691
To approve the elimination of the
Fund’s fundamental investment
policy relating to the Fund’s ability
to make loans
For	2,756,345	1,997,243
Against	212,017	362,041
Abstain	107,552	76,276
Broker Non-Votes	885,210	521,155
Total	3,961,124	2,956,715
To approve the new fundamental
investment policy relating to the
Fund’s ability to make loans
For	2,749,540	1,992,842
Against	227,567	368,808
Abstain	98,807	73,910
Broker Non-Votes	885,210	521,155
Total	3,961,124	2,956,715

Nuveen Investments	17

Nuveen Select Tax-Free Income Portfolio
NXP	Portfolio of Investments
September 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alaska – 1.9%
$2,475	Alaska Municipal Bond Bank Authority, General Obligation Bonds, Series 2003E, 5.250%, 12/01/23 (Pre-refunded 12/01/13) – NPFG Insured	12/13 at 100.00	A+ (4)	$2,734,133
2,675	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/46	6/14 at 100.00	B2	1,691,001
5,150	Total Alaska			4,425,134
	Arizona – 0.3%
625	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power Company, Series 2010A, 5.250%, 10/01/40	10/20 at 100.00	BBB–	598,988
	Arkansas – 0.4%
5,915	Arkansas Development Finance Authority, Tobacco Settlement Revenue Bonds, Arkansas Cancer Research Center Project, Series 2006, 0.000%, 7/01/46 – AMBAC Insured	No Opt. Call	Aa2	1,019,746
	California – 10.1%
2,000	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series 2004A, 0.000%, 10/01/25 – AMBAC Insured	10/17 at 100.00	A–	1,738,440
1,290	Anaheim Public Finance Authority, California, Subordinate Lease Revenue Bonds, Public Improvement Project, Series 1997C, 0.000%, 9/01/30 – AGM Insured	No Opt. Call	AA+	368,398
3,325	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 6.000%, 5/01/14 (Pre-refunded 5/01/12)	5/12 at 101.00	AA– (4)	3,470,801
1,000	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital Project, Series 2009, 6.750%, 2/01/38	8/19 at 100.00	Aa2	1,143,930
3,790	Coast Community College District, Orange County, California, General Obligation Bonds, Series 2006C, 0.000%, 8/01/36 – AGM Insured	8/16 at 33.78	AA+	853,167
2,645	Cypress Elementary School District, Orange County, California, General Obligation Bonds, Series 2009A, 0.000%, 5/01/34 – AGM Insured	No Opt. Call	AA+	677,067
1,335	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 0.000%, 6/01/28 – AMBAC Insured	No Opt. Call	A2	501,626
3,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)	6/13 at 100.00	Aaa	3,307,140
2,350	Golden Valley Unified School District, Madera County, California, General Obligation Bonds, Election 2006 Series 2007A, 0.000%, 8/01/29 – AGM Insured	8/17 at 56.07	AA+	778,109
3,030	Grossmont Union High School District, San Diego County, California, General Obligation Bonds, Series 2006, 0.000%, 8/01/25 – NPFG Insured	No Opt. Call	Aa2	1,425,070
365	Los Angeles, California, Parking System Revenue Bonds, Series 1999A, 5.250%, 5/01/29 – AMBAC Insured	11/11 at 100.00	AA–	366,033
1,000	Moreno Valley Unified School District, Riverside County, California, General Obligation Bonds, Series 2007, 0.000%, 8/01/23 – NPFG Insured	No Opt. Call	AA–	505,890
5,395	Napa Valley Community College District, Napa and Sonoma Counties, California, General Obligation Bonds, Election 2002 Series 2007C, 0.000%, 8/01/32 – NPFG Insured	8/17 at 46.57	Aa2	1,535,741
590	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009, 6.750%, 11/01/39	11/19 at 100.00	Baa3	609,293
1,700	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of Participation, Series 2006, 0.000%, 10/01/34 – FGIC Insured	No Opt. Call	A+	391,017
8,000	Poway Unified School District, San Diego County, California, School Facilities Improvement District 2007-1 General Obligation Bonds, Series 2009A, 0.000%, 8/01/33	No Opt. Call	Aa2	2,207,200
2,930	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Refunding Bonds, Series 1997A, 0.000%, 1/15/27 – NPFG Insured	No Opt. Call	Baa1	828,897
1,250	San Jose, California, Airport Revenue Bonds, Series 2004D, 5.000%, 3/01/28 – NPFG Insured	3/14 at 100.00	A	1,259,150
2,110	Sierra Sands Unified School District, Kern County, California, General Obligation Bonds, Election of 2006, Series 2006A, 0.000%, 11/01/28 – FGIC Insured	No Opt. Call	Aa3	756,414

18	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
$750	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1, 5.500%, 6/01/45	6/15 at 100.00	BB–	$472,170
1,150	Woodside Elementary School District, San Mateo County, California, General Obligation Bonds, Series 2007, 0.000%, 10/01/30 – AMBAC Insured	No Opt. Call	AAA	381,409
49,005	Total California			23,576,962
	Colorado – 8.5%
1,000	Colorado Health Facilities Authority, Health Facilities Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40	No Opt. Call	AA	1,006,310
	Colorado Health Facilities Authority, Revenue Bonds, Catholic Health Initiatives, Series 2002A:
1,700	5.500%, 3/01/22 (Pre-refunded 3/02/12)	3/12 at 100.00	AA (4)	1,737,740
690	5.500%, 3/01/22 (Pre-refunded 3/01/12)	3/12 at 100.00	Aa2 (4)	705,318
5,295	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/13 (Alternative Minimum Tax)	No Opt. Call	A+	5,681,535
5,000	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2001A, 5.625%, 11/15/17 – FGIC Insured (Alternative Minimum Tax)	11/11 at 100.00	A+	5,024,600
3,000	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Senior Lien Series 2003A, 5.000%, 12/01/23 (Pre-refunded 12/01/13) – SYNCORA GTY Insured	12/13 at 100.00	N/R (4)	3,270,570
500	Denver, Colorado, Airport System Revenue Refunding Bonds, Series 2003B, 5.000%, 11/15/33 – SYNCORA GTY Insured	11/13 at 100.00	A+	505,745
12,500	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2006A, 0.000%, 9/01/38 – NPFG Insured	9/26 at 54.77	Baa1	1,865,750
29,685	Total Colorado			19,797,568
	Florida – 3.0%
2,000	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006, 5.375%, 6/01/46	6/16 at 100.00	A–	1,935,480
5,050	Jacksonville Health Facilities Authority, Florida, Revenue Bonds, Ascension Health, Series 2002A, 5.250%, 11/15/32	11/12 at 101.00	AA+	5,149,788
7,050	Total Florida			7,085,268
	Georgia – 0.9%
2,000	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional Medical Center Project, Series 2010, 8.125%, 12/01/45	12/20 at 100.00	N/R	2,055,220
	Illinois – 15.1%
2,465	Board of Trustees of Southern Illinois University, Housing and Auxiliary Facilities System Revenue Bonds, Series 1999A, 0.000%, 4/01/20 – NPFG Insured	No Opt. Call	A2	1,629,612
2,600	Chicago Heights, Illinois, General Obligation Corporate Purpose Bonds, Series 1993, 5.650%, 12/01/17 – FGIC Insured	12/11 at 100.00	BBB	2,622,698
195	DuPage County Community School District 200, Wheaton, Illinois, General Obligation Bonds, Series 2003B, 5.250%, 11/01/20 – AGM Insured	11/13 at 100.00	Aa3	209,953
805	DuPage County Community School District 200, Wheaton, Illinois, General Obligation Bonds, Series 2003B, 5.250%, 11/01/20 (Pre-refunded 11/01/13) – AGM Insured	11/13 at 100.00	Aa3 (4)	885,460
600	Illinois Educational Facilities Authority, Student Housing Revenue Bonds, Educational Advancement Foundation Fund, University Center Project, Series 2002, 6.000%, 5/01/22 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	626,424
1,050	Illinois Finance Authority, Revenue Bonds, Loyola University of Chicago, Tender Option Bond Trust 1137, 9.112%, 7/01/15 (IF)	No Opt. Call	Aa1	1,142,463
4,000	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 2004A, 5.500%, 8/15/43 (Pre-refunded 8/15/14)	8/14 at 100.00	N/R (4)	4,558,160
1,000	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009, 6.875%, 8/15/38	8/19 at 100.00	BBB	1,054,830
2,100	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical Centers, Series 2008A, 5.500%, 8/15/30	8/18 at 100.00	BBB	1,973,160
1,320	Illinois Health Facilities Authority, Revenue Bonds, Decatur Memorial Hospital, Series 2001, 5.600%, 10/01/16	4/12 at 100.00	A	1,322,785

Nuveen Investments	19

Nuveen Select Tax-Free Income Portfolio (continued)
NXP	Portfolio of Investments
September 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$2,950	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2002A, 6.000%, 7/01/17	7/12 at 100.00	AA+	$3,039,769
2,275	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare, Series 2002, 6.250%, 1/01/17	1/13 at 100.00	Baa1	2,338,882
450	Illinois Health Facilities Authority, Revenue Refunding Bonds, Rockford Health System, Series 1997, 5.000%, 8/15/21 – AMBAC Insured	2/11 at 100.00	N/R	423,513
3,125	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 1993A, 0.000%, 6/15/17 – FGIC Insured	No Opt. Call	A2	2,593,438
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A:
1,720	0.000%, 12/15/29 – NPFG Insured	No Opt. Call	AAA	644,415
810	0.000%, 6/15/30 – NPFG Insured	No Opt. Call	AAA	290,077
5,000	0.000%, 12/15/36 – NPFG Insured	No Opt. Call	AAA	1,155,900
5,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place Expansion Project, Series 2002B, 5.000%, 6/15/21 – NPFG Insured	6/12 at 101.00	AAA	5,102,300
1,300	Schaumburg, Illinois, General Obligation Bonds, Series 2004B, 5.250%, 12/01/34 – FGIC Insured	12/14 at 100.00	Aaa	1,405,599
	Yorkville, Illinois, General Obligation Debt Certificates, Series 2003:
1,000	5.000%, 12/15/19 (Pre-refunded 12/15/11) – RAAI Insured	12/11 at 100.00	N/R (4)	1,010,130
1,000	5.000%, 12/15/20 (Pre-refunded 12/15/11) – RAAI Insured	12/11 at 100.00	N/R (4)	1,010,130
40,765	Total Illinois			35,039,698
	Indiana – 6.2%
1,000	Franklin Community Multi-School Building Corporation, Marion County, Indiana, First Mortgage Revenue Bonds, Series 2004, 5.000%, 7/15/22 (Pre-refunded 7/15/14) – FGIC Insured	7/14 at 100.00	A+ (4)	1,126,200
1,260	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Columbus Regional Hospital, Series 1993, 7.000%, 8/15/15 – AGM Insured	No Opt. Call	AA+	1,395,891
1,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest Indiana, Series 2007, 5.500%, 3/01/37	3/17 at 100.00	BBB+	967,410
9,855	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2002A, 5.125%, 7/01/21 (Pre-refunded 7/01/12) – NPFG Insured	7/12 at 100.00	AA+ (4)	10,220,226
750	West Clark 2000 School Building Corporation, Clark County, Indiana, First Mortgage Bonds, Series 2005, 5.000%, 7/15/22 – NPFG Insured	1/15 at 100.00	AA+	797,910
13,865	Total Indiana			14,507,637
	Iowa – 1.8%
1,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C, 5.375%, 6/01/38	6/15 at 100.00	BBB	735,530
4,000	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	6/17 at 100.00	BBB	3,351,880
5,000	Total Iowa			4,087,410
	Kansas – 0.5%
500	Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Refunding Series 2006, 4.875%, 7/01/36	7/16 at 100.00	A2	496,410
750	Wamego, Kansas, Pollution Control Revenue Bonds, Kansas Gas and Electric Company, Series 2004, 5.300%, 6/01/31 – NPFG Insured	6/14 at 100.00	BBB+	766,875
1,250	Total Kansas			1,263,285
	Louisiana – 1.2%
2,765	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 5.875%, 5/15/39	11/11 at 101.00	A–	2,766,493
	Massachusetts – 1.1%
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc., Series 2008E-1 &2, 5.000%, 7/01/28	7/18 at 100.00	A–	506,390

20	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Massachusetts (continued)
$20	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Partners HealthCare System Inc., Series 2001C, 6.000%, 7/01/17	7/12 at 100.00	AA	$20,273
1,935	Massachusetts Housing Finance Agency, Housing Bonds, Series 2009F, 5.700%, 6/01/40	12/18 at 100.00	AA–	1,996,223
2,455	Total Massachusetts			2,522,886
	Michigan – 1.3%
2,655	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Trinity Health Credit Group, Series 2002C, 5.375%, 12/01/30	12/12 at 100.00	AA	2,679,638
245	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Trinity Health Credit Group, Series 2002C, 5.375%, 12/01/30 (Pre-refunded 12/01/12)	12/12 at 100.00	N/R (4)	259,629
2,900	Total Michigan			2,939,267
	Missouri – 0.9%
	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series 2004B-1:
500	0.000%, 4/15/23 – AMBAC Insured	No Opt. Call	AA+	315,305
5,000	0.000%, 4/15/30 – AMBAC Insured	No Opt. Call	AA–	1,843,250
5,500	Total Missouri			2,158,555
	Nevada – 5.1%
2,500	Clark County, Nevada, Motor Vehicle Fuel Tax Highway Improvement Revenue Bonds, Series 2003, 5.000%, 7/01/23 – AMBAC Insured	7/13 at 100.00	AA–	2,637,575
1,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Series 2010A, 5.250%, 7/01/42	1/20 at 100.00	Aa3	1,039,620
	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail Project, First Tier, Series 2000:
2,360	0.000%, 1/01/21 – AMBAC Insured	No Opt. Call	N/R	353,150
4,070	0.000%, 1/01/22 – AMBAC Insured	No Opt. Call	N/R	569,108
6,025	5.375%, 1/01/40 – AMBAC Insured (5)	1/12 at 100.00	N/R	1,386,051
1,500	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A, 8.000%, 6/15/30	6/19 at 100.00	A	1,740,000
1,515	Reno, Nevada, Capital Improvement Revenue Bonds, Series 2002, 5.500%, 6/01/21 – FGIC Insured	6/12 at 100.00	A	1,530,211
2,555	Reno, Nevada, Capital Improvement Revenue Bonds, Series 2002, 5.500%, 6/01/21 (Pre-refunded 6/01/12) – FGIC Insured	6/12 at 100.00	A3 (4)	2,645,268
21,525	Total Nevada			11,900,983
	New Hampshire – 0.2%
325	New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Bonds, Series 2001A, 5.600%, 7/01/21 (Alternative Minimum Tax)	11/11 at 100.00	Aa2	340,197
	New Jersey – 6.1%
2,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center, Series 2003, 5.500%, 7/01/23	7/13 at 100.00	Ba2	2,254,575
35,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C, 0.000%, 12/15/34 – AGM Insured	No Opt. Call	AA+	9,187,150
1,010	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2002, 5.750%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	Aaa	1,047,097
2,500	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A, 5.000%, 6/01/41	6/17 at 100.00	BB–	1,617,900
41,010	Total New Jersey			14,106,722
	New Mexico – 2.2%
1,000	New Mexico Mortgage Finance Authority, Multifamily Housing Revenue Bonds, St Anthony, Series 2007A, 5.250%, 9/01/42 (Alternative Minimum Tax)	9/17 at 100.00	N/R	964,140
4,000	University of New Mexico, FHA-Insured Mortgage Hospital Revenue Bonds, Series 2004, 4.625%, 7/01/25 – AGM Insured	7/14 at 100.00	AA+	4,098,400
5,000	Total New Mexico			5,062,540

Nuveen Investments	21

Nuveen Select Tax-Free Income Portfolio (continued)
NXP	Portfolio of Investments
September 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New York – 0.7%
$1,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Kaleida Health, Series 2004, 5.050%, 2/15/25	2/14 at 100.00	AAA	$1,027,740
530	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42	12/20 at 100.00	BBB–	549,186
1,530	Total New York			1,576,926
	North Carolina – 1.1%
1,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2008C, 6.750%, 1/01/24	1/19 at 100.00	A–	1,204,740
1,420	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1993B, 5.500%, 1/01/21	1/12 at 100.00	A–	1,422,868
2,420	Total North Carolina			2,627,608
	Ohio – 0.5%
1,545	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2, 6.000%, 6/01/42	6/17 at 100.00	BB–	1,110,469
	Oklahoma – 2.1%
1,000	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005, 5.375%, 9/01/36	9/16 at 100.00	BB+	819,690
4,000	Oklahoma Development Finance Authority, Revenue Bonds, St. John Health System, Series 2004, 5.000%, 2/15/24	2/14 at 100.00	A	4,098,720
5,000	Total Oklahoma			4,918,410
	Pennsylvania – 0.9%
500	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Widener University, Series 2003, 5.250%, 7/15/24	7/13 at 100.00	BBB+	510,800
1,000	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue Bonds, Series 2010B, 0.000%, 12/01/30	No Opt. Call	Aa3	819,040
700	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2004A, 5.500%, 12/01/31 – AMBAC Insured	12/14 at 100.00	Aa3	753,074
2,200	Total Pennsylvania			2,082,914
	Puerto Rico – 2.0%
1,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 6.000%, 8/01/42	8/19 at 100.00	A+	1,082,960
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
17,500	0.000%, 8/01/41 – NPFG Insured	No Opt. Call	Aa2	3,012,275
1,000	0.000%, 8/01/43 – NPFG Insured	No Opt. Call	Aa2	151,660
7,000	0.000%, 8/01/54 – AMBAC Insured	No Opt. Call	Aa2	502,460
26,500	Total Puerto Rico			4,749,355
	South Carolina – 7.0%
1,250	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds, GROWTH, Series 2004, 5.250%, 12/01/20	12/14 at 100.00	AA–	1,383,138
10,000	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2002, 5.875%, 12/01/19 (Pre-refunded 12/01/12)	12/12 at 101.00	AA (4)	10,755,098
1,500	Lexington County Health Service District, South Carolina, Hospital Revenue Refunding and Improvement Bonds, Series 2003, 6.000%, 11/01/18 (Pre-refunded 11/01/13)	11/13 at 100.00	AA– (4)	1,673,250
520	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon Secours Health System Inc., Series 2002A, 5.625%, 11/15/30 (Pre-refunded 11/15/12)	11/12 at 100.00	A3 (4)	551,470
1,980	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon Secours Health System Inc., Series 2002B, 5.625%, 11/15/30	11/12 at 100.00	A–	1,983,920
15,250	Total South Carolina			16,346,876
	Texas – 8.8%
5,000	Brazos River Harbor Navigation District, Brazoria County, Texas, Environmental Facilities Revenue Bonds, Dow Chemical Company Project, Series 2002A-6, 6.250%, 5/15/33 (Mandatory put 5/15/17) (Alternative Minimum Tax)	5/12 at 101.00	BBB	5,118,400

22	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
$250	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Series 2011, 6.000%, 1/01/41	1/21 at 100.00	BBB–	$253,335
500	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue Bonds, Series 2005, 5.000%, 1/01/35 – FGIC Insured	1/15 at 100.00	BBB	446,895
360	Dallas-Fort Worth International Airport Public Facility Corporation, Texas, Airport Hotel Revenue Bonds, Series 2001, 5.500%, 1/15/20 – AGM Insured	1/12 at 100.00	AA+	360,644
2,300	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds, TECO Project, Series 2003, 5.000%, 11/15/30 – NPFG Insured	11/13 at 100.00	AA	2,351,244
2,485	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H, 0.000%, 11/15/30 – NPFG Insured	No Opt. Call	Baa1	629,500
3,805	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004-A3, 0.000%, 11/15/35 – NPFG Insured	11/24 at 52.47	Baa1	657,694
3,470	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Refunding Bonds, Series 2001A, 0.000%, 11/15/38 – NPFG Insured	11/30 at 61.17	Baa1	579,212
45	Irving Independent School District, Dallas County, Texas, General Obligation Refunding Bonds, Series 2002A, 5.000%, 2/15/31	2/12 at 100.00	AAA	45,618
3,455	Irving Independent School District, Dallas County, Texas, General Obligation Refunding Bonds, Series 2002A, 5.000%, 2/15/31 (Pre-refunded 2/15/12)	2/12 at 100.00	Aaa	3,517,985
1,780	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation Bonds, Series 2007, 0.000%, 8/15/37	8/16 at 35.23	AAA	493,630
2,000	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Capital Appreciation Series 2008I, 0.000%, 1/01/43	1/25 at 100.00	A2	1,819,460
2,000	Richardson Hospital Authority, Texas, Revenue Bonds, Richardson Regional Medical Center, Series 2004, 6.000%, 12/01/34	12/13 at 100.00	A	2,025,500
240	San Antonio, Texas, Water System Revenue Refunding Bonds, Series 1992, 6.000%, 5/15/16 (Pre-refunded 5/15/12) – NPFG Insured	5/12 at 100.00	Aa3 (4)	247,709
1,750	Texas, General Obligation Bonds, Water Financial Assistance Program, Series 2003A, 5.125%, 8/01/42 (Alternative Minimum Tax)	8/13 at 100.00	Aaa	1,765,733
29,440	Total Texas			20,312,559
	Utah – 0.3%
775	Utah State Building Ownership Authority, Lease Revenue Bonds, State Facilities Master Lease Program, Series 2001B, 5.250%, 5/15/24 (Pre-refunded 11/15/11)	11/11 at 100.00	AA+ (4)	779,883
	Virginia – 1.4%
1,000	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage Revenue Bonds, Goodwin House, Inc., Series 2007A, 5.125%, 10/01/42	10/17 at 100.00	N/R	958,830
1,000	Henrico County Economic Development Authority, Virginia, Residential Care Facility Revenue Bonds, Westminster Canterbury of Richmond, Series 2006, 5.000%, 10/01/35	No Opt. Call	BBB	929,410
2,000	Metropolitan Washington DC Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital Appreciation, Series 2010B, 0.000%, 10/01/44	10/28 at 100.00	BBB+	1,324,820
4,000	Total Virginia			3,213,060
	Washington – 2.5%
250	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station, Series 2002A, 5.500%, 7/01/17 – NPFG Insured	7/12 at 100.00	Aa1	259,213
1,330	Snohomish County Public Utility District 1, Washington, Generation System Revenue Bonds, Series 1989, 6.750%, 1/01/12 (ETM)	No Opt. Call	Aaa	1,349,564
990	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2011A, 5.625%, 1/01/35	1/21 at 100.00	A	1,012,117
2,000	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2002, 6.500%, 6/01/26	6/13 at 100.00	A3	2,026,840
2,115	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2003F, 0.000%, 12/01/27 – NPFG Insured	No Opt. Call	AA+	1,087,745
6,685	Total Washington			5,735,479

Nuveen Investments	23

Nuveen Select Tax-Free Income Portfolio (continued)
NXP	Portfolio of Investments
September 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	West Virginia – 0.2%
$500	West Virginia Hospital Finance Authority, Revenue Bonds, United Hospital Center Inc. Project, Series 2006A, 4.500%, 6/01/26 – AMBAC Insured	6/16 at 100.00	A+	$487,130
	Wisconsin – 1.8%
470	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed Bonds, Series 2002, 6.125%, 6/01/27 (Pre-refunded 6/01/12)	6/12 at 100.00	Aaa	487,982
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services Inc., Series 2003A, 5.500%, 8/15/17	8/13 at 100.00	BBB+	1,031,230
2,500	Wisconsin, General Obligation Refunding Bonds, Series 2003-3, 5.000%, 11/01/26	11/13 at 100.00	AA	2,590,300
3,970	Total Wisconsin			4,109,512
$341,605	Total Investments (cost $221,411,809) – 96.1%			223,304,740
	Other Assets Less Liabilities – 3.9%			9,103,476
	Net Assets – 100%			$232,408,216

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities.

(5)
At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

See accompanying notes to financial statements.

24	Nuveen Investments

Nuveen Select Tax-Free Income Portfolio 2
NXQ	Portfolio of Investments
September 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alaska – 0.3%
$1,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/32	6/14 at 100.00	B2	$691,320
	Arizona – 1.1%
600	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power Company, Series 2010A, 5.250%, 10/01/40	10/20 at 100.00	BBB–	575,028
2,250	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37	No Opt. Call	A	2,026,283
2,850	Total Arizona			2,601,311
	Arkansas – 0.9%
2,000	University of Arkansas, Fayetteville, Various Facilities Revenue Bonds, Series 2002, 5.000%, 12/01/32 – FGIC Insured	12/12 at 100.00	Aa2	2,027,200
	California – 10.8%
1,000	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series 2004A, 0.000%, 10/01/25 – AMBAC Insured	10/17 at 100.00	A–	869,220
11,000	Alhambra Unified School District, Los Angeles County, California, General Obligation Bonds, Capital Appreciation Series 2009B, 0.000%, 8/01/41 – AGC Insured	No Opt. Call	AA+	1,667,050
3,600	Arcadia Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2006 Series 2007A, 0.000%, 8/01/33 – AGM Insured	2/17 at 44.77	AA+	973,656
3,325	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 6.000%, 5/01/14 (Pre-refunded 5/01/12)	5/12 at 101.00	AA– (4)	3,470,801
500	California State Public Works Board, Lease Revenue Refunding Bonds, Community Colleges Projects, Series 1998A, 5.250%, 12/01/16	12/11 at 100.00	A2	501,205
1,540	California State Public Works Board, Lease Revenue Refunding Bonds, Various University of California Projects, Series 1993A, 5.500%, 6/01/14	No Opt. Call	Aa2	1,638,314
2,500	California State, General Obligation Bonds, Series 2005, 5.000%, 3/01/31	3/16 at 100.00	A1	2,554,025
60	California, General Obligation Bonds, Series 1997, 5.000%, 10/01/18 – AMBAC Insured	10/11 at 100.00	A1	60,196
3,200	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)	6/13 at 100.00	Aaa	3,527,616
1,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, 5.125%, 6/01/47	6/17 at 100.00	BB+	639,160
3,030	Grossmont Union High School District, San Diego County, California, General Obligation Bonds, Series 2006, 0.000%, 8/01/25 – NPFG Insured	No Opt. Call	Aa2	1,425,070
450	M-S-R Energy Authority, California, Gas Revenue Bonds, Series 2009C, 6.500%, 11/01/39	No Opt. Call	A	494,055
1,195	Palmdale Elementary School District, Los Angeles County, California, General Obligation Bonds, Series 2003, 0.000%, 8/01/28 – AGM Insured	No Opt. Call	AA+	474,272
590	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009, 6.750%, 11/01/39	11/19 at 100.00	Baa3	609,293
2,755	Sacramento City Unified School District, Sacramento County, California, General Obligation Bonds, Series 2007, 0.000%, 7/01/25 – AGM Insured	No Opt. Call	AA	1,311,766
	San Joaquin Delta Community College District, California, General Obligation Bonds, Election 2004 Series 2008B:
1,000	0.000%, 8/01/30 – AGM Insured	8/18 at 50.12	AA+	316,890
1,890	0.000%, 8/01/31 – AGM Insured	8/18 at 47.14	AA+	561,311
1,500	San Jose, California, Airport Revenue Bonds, Series 2004D, 5.000%, 3/01/28 – NPFG Insured	3/14 at 100.00	A	1,510,980
6,025	Simi Valley Unified School District, Ventura County, California, General Obligation Bonds, Series 2007C, 0.000%, 8/01/30	No Opt. Call	AA+	1,953,426
1,750	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1, 5.500%, 6/01/45	6/15 at 100.00	BB–	1,101,730
47,910	Total California			25,660,036

Nuveen Investments	25

Nuveen Select Tax-Free Income Portfolio 2 (continued)
NXQ	Portfolio of Investments
September 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Colorado – 11.3%
$500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2009A, 5.500%, 7/01/34	7/19 at 100.00	AA	$528,195
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital Association, Series 2007, 5.250%, 5/15/42	5/17 at 100.00	BBB+	919,560
1,975	Colorado Health Facilities Authority, Health Facilities Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40	No Opt. Call	AA	1,987,462
	Colorado Health Facilities Authority, Revenue Bonds, Catholic Health Initiatives, Series 2002A:
1,700	5.500%, 3/01/22 (Pre-refunded 3/02/12)	3/12 at 100.00	AA (4)	1,737,740
1,300	5.500%, 3/01/22 (Pre-refunded 3/01/12)	3/12 at 100.00	Aa2 (4)	1,328,860
1,570	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/13 (Alternative Minimum Tax)	No Opt. Call	A+	1,684,610
5,000	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2001A, 5.625%, 11/15/17 – FGIC Insured (Alternative Minimum Tax)	11/11 at 100.00	A+	5,024,599
1,555	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2001, 5.500%, 11/15/16 – FGIC Insured	11/11 at 100.00	A+	1,563,413
3,000	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Senior Lien Series 2003A, 5.000%, 12/01/23 (Pre-refunded 12/01/13) – SYNCORA GTY Insured	12/13 at 100.00	N/R (4)	3,270,570
2,230	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Senior Lien Series 2006, 4.750%, 12/01/35 – SYNCORA GTY Insured	11/16 at 100.00	BBB–	1,879,043
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
5,100	0.000%, 9/01/24 – NPFG Insured	No Opt. Call	Baa1	2,252,058
8,100	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	Baa1	2,514,807
4,200	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	Baa1	958,566
1,100	University of Colorado Hospital Authority, Revenue Bonds, Series 2001A, 5.600%, 11/15/31 (Pre-refunded 11/15/11)	11/11 at 100.00	A3 (4)	1,107,469
38,330	Total Colorado			26,756,952
	Florida – 2.4%
1,000	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Tampa General Hospital, Series 2006, 5.250%, 10/01/41	10/16 at 100.00	A3	969,890
1,500	Jacksonville, Florida, Guaranteed Entitlement Revenue Refunding and Improvement Bonds, Series 2002, 5.000%, 10/01/21 – FGIC Insured	10/12 at 100.00	A+	1,534,650
2,500	JEA, Florida, Electric System Revenue Bonds, Series Three 2006A, 5.000%, 10/01/41 – AGM Insured	4/15 at 100.00	AA+	2,569,025
625	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Refunding Bonds, Series 2001, 5.125%, 7/01/29 – FGIC Insured	7/12 at 100.00	A3	627,331
5,625	Total Florida			5,700,896
	Georgia – 0.4%
1,000	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional Medical Center Project, Series 2010, 8.125%, 12/01/45	12/20 at 100.00	N/R	1,027,610
	Illinois – 16.0%
630	Chicago Metropolitan Housing Development Corporation, Illinois, FHA-Insured Section 8 Assisted Housing Development Revenue Refunding Bonds, Series 1992, 6.800%, 7/01/17	1/12 at 100.00	AA	631,959
590	Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Series 2003A, 5.000%, 1/01/33 – AMBAC Insured	7/13 at 100.00	AA+	596,514
1,665	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport, Series 2005A, 5.000%, 1/01/33 – FGIC Insured	1/16 at 100.00	A1	1,681,700
600	Illinois Educational Facilities Authority, Student Housing Revenue Bonds, Educational Advancement Foundation Fund, University Center Project, Series 2002, 6.000%, 5/01/22 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	626,424
1,050	Illinois Finance Authority, Revenue Bonds, Loyola University of Chicago, Tender Option Bond Trust 1137, 9.112%, 7/01/15 (IF)	No Opt. Call	Aa1	1,142,463
200	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2007A, 5.000%, 5/15/32 – NPFG Insured	5/17 at 100.00	Baa1	192,394
2,185	Illinois Finance Authority, Revenue Bonds, YMCA of Southwest Illinois, Series 2005, 5.000%, 9/01/31 – RAAI Insured	9/15 at 100.00	Aa3	1,776,558

26	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$1,750	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical Centers, Series 2008A, 5.500%, 8/15/30	8/18 at 100.00	BBB	$1,644,300
750	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., University Center Project, Series 2006B, 5.000%, 5/01/25	No Opt. Call	Baa3	726,960
2,255	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2002A, 6.250%, 7/01/22	7/12 at 100.00	AA+	2,310,293
415	Illinois Health Facilities Authority, Revenue Refunding Bonds, Rockford Health System, Series 1997, 5.000%, 8/15/21 – AMBAC Insured	2/12 at 100.00	N/R	390,573
1,000	Illinois Housing Development Authority, Housing Finance Bonds, Series 2005E, 4.750%, 7/01/30 – FGIC Insured	1/15 at 100.00	AA	999,930
5,700	Illinois, Sales Tax Revenue Bonds, First Series 2002, 5.000%, 6/15/22	6/13 at 100.00	AAA	5,987,108
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A:
1,350	0.000%, 6/15/35 – NPFG Insured	No Opt. Call	AAA	342,090
5,000	0.000%, 12/15/36 – NPFG Insured	No Opt. Call	AAA	1,155,900
9,170	0.000%, 6/15/39 – NPFG Insured	No Opt. Call	AAA	1,838,310
7,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place Expansion Project, Series 2002B, 5.000%, 6/15/21 – NPFG Insured	6/12 at 101.00	AAA	7,143,216
5,045	Sauk Village, Illinois, General Obligation Alternate Revenue Source Bonds, Tax Increment, Series 2002A, 5.000%, 6/01/22 – RAAI Insured	12/12 at 100.00	N/R	5,075,975
	Sauk Village, Illinois, General Obligation Alternate Revenue Source Bonds, Tax Increment, Series 2002B:
1,060	0.000%, 12/01/17 – RAAI Insured	No Opt. Call	N/R	830,468
1,135	0.000%, 12/01/18 – RAAI Insured	No Opt. Call	N/R	841,750
1,100	Schaumburg, Illinois, General Obligation Bonds, Series 2004B, 5.250%, 12/01/34 – FGIC Insured	12/14 at 100.00	Aaa	1,189,353
1,000	Yorkville, Illinois, General Obligation Debt Certificates, Series 2003, 5.000%, 12/15/21 (Pre-refunded 12/15/11) – RAAI Insured	12/11 at 100.00	N/R (4)	1,010,130
50,650	Total Illinois			38,134,368
	Indiana – 5.8%
1,000	Franklin Community Multi-School Building Corporation, Marion County, Indiana, First Mortgage Revenue Bonds, Series 2004, 5.000%, 7/15/22 (Pre-refunded 7/15/14) – FGIC Insured	7/14 at 100.00	A+ (4)	1,126,200
1,600	Indiana Bond Bank, Special Program Bonds, Carmel Junior Waterworks Project, Series 2008B, 0.000%, 6/01/30 – AGM Insured	No Opt. Call	AA+	623,168
825	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Ascension Health, Series 2006B-5, 5.000%, 11/15/36	No Opt. Call	AA+	843,084
635	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Methodist Hospitals Inc., Series 2001, 5.375%, 9/15/22	3/12 at 100.00	BBB	609,841
1,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest Indiana, Series 2007, 5.500%, 3/01/37	3/17 at 100.00	BBB+	967,410
4,380	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series 2002A, 5.125%, 1/01/21 – AMBAC Insured	1/12 at 100.00	A+	4,417,230
385	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Memorial Health System, Series 1998A, 4.625%, 8/15/28 – NPFG Insured	2/12 at 100.00	AA–	385,119
750	West Clark 2000 School Building Corporation, Clark County, Indiana, First Mortgage Bonds, Series 2005, 5.000%, 7/15/22 – NPFG Insured	1/15 at 100.00	AA+	797,910
3,840	Whiting Redevelopment District, Indiana, Tax Increment Revenue Bonds, Lakefront Development Project, Series 2010, 6.000%, 1/15/19	No Opt. Call	N/R	3,919,027
14,415	Total Indiana			13,688,989
	Iowa – 1.0%
660	Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series 2007B, 4.800%, 1/01/37 (Alternative Minimum Tax)	7/16 at 100.00	Aaa	657,558
1,350	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C, 5.375%, 6/01/38	6/15 at 100.00	BBB	992,966

Nuveen Investments	27

Nuveen Select Tax-Free Income Portfolio 2 (continued)
NXQ	Portfolio of Investments
September 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Iowa (continued)
$1,000	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	6/17 at 100.00	BBB	$837,970
3,010	Total Iowa			2,488,494
	Kansas – 0.8%
795	Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Refunding Series 2006, 4.875%, 7/01/36	7/16 at 100.00	A2	789,292
1,000	Salina, Kansas, Hospital Revenue Bonds, Salina Regional Medical Center, Series 2006, 4.500%, 10/01/26	4/13 at 100.00	A1	1,001,510
1,795	Total Kansas			1,790,802
	Louisiana – 2.3%
2,180	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series 2004, 5.250%, 7/01/24 – NPFG Insured	7/14 at 100.00	Baa1	2,284,139
3,000	Louisiana Public Facilities Authority, Revenue Bonds, Tulane University, Series 2002A, 5.125%, 7/01/27 (Pre-refunded 7/01/12) – AMBAC Insured	7/12 at 100.00	N/R (4)	3,111,420
5,180	Total Louisiana			5,395,559
	Massachusetts – 2.5%
3,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health System, Series 2001E, 6.250%, 10/01/31	10/13 at 100.00	BBB+	3,024,900
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc., Series 2008E-1 &2, 5.000%, 7/01/28	7/18 at 100.00	A–	506,390
1,270	Massachusetts Water Resources Authority, General Revenue Bonds, Series 1993C, 5.250%, 12/01/15 – NPFG Insured (ETM)	No Opt. Call	BBB (4)	1,414,348
820	Massachusetts Water Resources Authority, General Revenue Bonds, Series 1993C, 5.250%, 12/01/15 – NPFG Insured	No Opt. Call	Aa1	905,682
5,590	Total Massachusetts			5,851,320
	Michigan – 1.6%
545	Detroit, Michigan, General Obligation Bonds, Series 2003A, 5.250%, 4/01/19 – SYNCORA GTY Insured	4/13 at 100.00	BB	481,900
2,655	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Trinity Health Credit Group, Series 2002C, 5.375%, 12/01/30	12/12 at 100.00	AA	2,679,638
245	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Trinity Health Credit Group, Series 2002C, 5.375%, 12/01/30 (Pre-refunded 12/01/12)	12/12 at 100.00	N/R (4)	259,629
250	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital, Refunding Series 2009V, 8.250%, 9/01/39	9/18 at 100.00	A1	297,423
3,695	Total Michigan			3,718,590
	Minnesota – 0.6%
1,465	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2007-I, 4.850%, 7/01/38 (Alternative Minimum Tax)	7/16 at 100.00	AA+	1,435,847
	Mississippi – 0.2%
500	Mississippi Development Bank, Revenue Bonds, Mississippi Municipal Energy Agency, Mississippi Power, Series 2006A, 5.000%, 3/01/21 – SYNCORA GTY Insured	3/16 at 100.00	Baa2	516,170
	Nevada – 1.9%
1,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Series 2010A, 5.250%, 7/01/42	1/20 at 100.00	Aa3	1,039,620
	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail Project, First Tier, Series 2000:
4,595	0.000%, 1/01/22 – AMBAC Insured	No Opt. Call	N/R	642,519
12,250	5.375%, 1/01/40 – AMBAC Insured (5)	1/12 at 100.00	N/R	2,818,113
17,845	Total Nevada			4,500,252

28	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New Jersey – 1.9%
$2,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center, Series 2003, 5.500%, 7/01/23	7/13 at 100.00	Ba2	$2,254,575
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2003:
1,000	6.375%, 6/01/32 (Pre-refunded 6/01/13)	6/13 at 100.00	Aaa	1,086,010
1,010	6.250%, 6/01/43 (Pre-refunded 6/01/13)	6/13 at 100.00	Aaa	1,108,596
4,510	Total New Jersey			4,449,181
	New Mexico – 3.1%
1,000	New Mexico Mortgage Finance Authority, Multifamily Housing Revenue Bonds, St Anthony, Series 2007A, 5.250%, 9/01/42 (Alternative Minimum Tax)	9/17 at 100.00	N/R	964,140
	University of New Mexico, FHA-Insured Mortgage Hospital Revenue Bonds, Series 2004:
555	4.625%, 1/01/25 – AGM Insured	7/14 at 100.00	AA+	568,803
660	4.625%, 7/01/25 – AGM Insured	7/14 at 100.00	AA+	676,236
2,000	4.750%, 7/01/27 – AGM Insured	7/14 at 100.00	AA+	2,045,680
3,000	4.750%, 1/01/28 – AGM Insured	7/14 at 100.00	AA+	3,059,880
7,215	Total New Mexico			7,314,739
	New York – 1.8%
1,700	Dormitory Authority of the State of New York, FHA Insured Mortgage Hospital Revenue Bonds, Kaleida Health, Series 2006, 4.700%, 2/15/35	8/16 at 100.00	AAA	1,711,917
2,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Series 2004B, 5.000%, 6/15/36 – AGM Insured (UB)	12/14 at 100.00	AAA	2,085,560
395	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42	12/20 at 100.00	BBB–	409,299
4,095	Total New York			4,206,776
	North Carolina – 0.5%
1,155	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, Carolinas Healthcare System, Series 2001A, 5.000%, 1/15/31	1/12 at 100.00	AA–	1,156,860
	Ohio – 1.9%
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
1,845	5.375%, 6/01/24	6/17 at 100.00	BB–	1,449,819
50	5.125%, 6/01/24	6/17 at 100.00	BB–	38,313
680	5.875%, 6/01/30	6/17 at 100.00	BB–	512,237
775	5.750%, 6/01/34	6/17 at 100.00	BB–	558,535
2,680	5.875%, 6/01/47	6/17 at 100.00	BB–	1,881,280
6,030	Total Ohio			4,440,184
	Oklahoma – 1.6%
1,000	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005, 5.375%, 9/01/36	9/16 at 100.00	BB+	819,690
3,000	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007, 5.000%, 2/15/42	2/17 at 100.00	A	3,042,870
4,000	Total Oklahoma			3,862,560
	Pennsylvania – 2.3%
1,500	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue Bonds, Series 2010B, 0.000%, 12/01/30	12/20 at 100.0	AA	1,228,560
1,000	Philadelphia Authority for Industrial Development, Pennsylvania, Airport Revenue Bonds, Philadelphia Airport System Project, Series 2001A, 5.500%, 7/01/17 – FGIC Insured (Alternative Minimum Tax)	1/12 at 101.00	A+	1,012,900
3,250	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2002A, 5.500%, 2/01/31 (Pre-refunded 2/01/12) – AGM Insured	2/12 at 100.00	AA+ (4)	3,307,525
5,750	Total Pennsylvania			5,548,985

Nuveen Investments	29

Nuveen Select Tax-Free Income Portfolio 2 (continued)
NXQ	Portfolio of Investments
September 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Puerto Rico – 1.8%
$1,035	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003, 5.000%, 12/01/20	12/13 at 100.00	AA+	$1,070,045
1,965	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003, 5.000%, 12/01/20 (Pre-refunded 12/01/13)	12/13 at 100.00	Aaa	2,156,077
15,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%, 8/01/54 – AMBAC Insured	No Opt. Call	Aa2	1,076,700
18,000	Total Puerto Rico			4,302,822
	Rhode Island – 2.2%
5,835	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002A, 6.250%, 6/01/42	6/12 at 100.00	BBB	5,332,606
	South Carolina – 4.7%
700	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds, GROWTH, Series 2004, 5.250%, 12/01/20	12/14 at 100.00	AA–	774,557
4,000	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2002, 5.875%, 12/01/19 (Pre-refunded 12/01/12)	12/12 at 101.00	AA (4)	4,302,040
2,500	Lexington County Health Service District, South Carolina, Hospital Revenue Refunding and Improvement Bonds, Series 2003, 6.000%, 11/01/18 (Pre-refunded 11/01/13)	11/13 at 100.00	AA– (4)	2,788,750
	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds, Series 2004A:
500	5.250%, 8/15/20 – NPFG Insured	8/14 at 100.00	Baa1	527,215
2,435	5.250%, 2/15/21 – NPFG Insured	8/14 at 100.00	Baa1	2,611,440
475	The College of Charleston, Charleston South Carolina, Academic and Administrative Revenue Bonds, Series 2004B, 5.125%, 4/01/30 – SYNCORA GTY Insured	4/14 at 100.00	A1	487,892
10,610	Total South Carolina			11,491,894
	South Dakota – 0.4%
1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley Hospitals, Series 2004A, 5.250%, 11/01/34	11/14 at 100.00	AA–	1,012,010
	Texas – 11.6%
4,000	Brazos River Harbor Navigation District, Brazoria County, Texas, Environmental Facilities Revenue Bonds, Dow Chemical Company Project, Series 2002A-6, 6.250%, 5/15/33 (Mandatory put 5/15/17) (Alternative Minimum Tax)	5/12 at 101.00	BBB	4,094,720
250	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Series 2011, 6.000%, 1/01/41	1/21 at 100.00	BBB–	253,335
1,500	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue Bonds, Series 2005, 5.000%, 1/01/45 – FGIC Insured	1/15 at 100.00	BBB	1,313,955
2,500	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Texas Children’s Hospital, Series 1995, 5.500%, 10/01/16 – NPFG Insured (ETM)	No Opt. Call	BBB (4)	2,903,600
3,000	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds, TECO Project, Series 2003, 5.000%, 11/15/30 – NPFG Insured	11/13 at 100.00	AA	3,066,840
10,025	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H, 0.000%, 11/15/41 – NPFG Insured	11/31 at 53.78	Baa1	1,103,652
575	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B, 0.000%, 9/01/24 – AMBAC Insured	No Opt. Call	A2	284,004
2,000	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2002A, 5.625%, 7/01/20 – AGM Insured (Alternative Minimum Tax)	7/12 at 100.00	AA+	2,032,680
3,125	Katy Independent School District, Harris, Fort Bend and Waller Counties, Texas, General Obligation Bonds, Series 2002A, 5.000%, 2/15/32 (Pre-refunded 2/15/12)	2/12 at 100.00	AAA	3,181,625
1,400	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2005, 5.375%, 8/15/35	No Opt. Call	BBB–	1,329,580
335	Live Oak, Texas, General Obligation Bonds, Series 2004, 5.250%, 8/01/20 – NPFG Insured	8/14 at 100.00	Aa3	354,125
4,850	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series 2002A, 5.500%, 10/01/17 – RAAI Insured	10/12 at 100.00	BBB	4,970,571
1,000	San Antonio, Texas, Water System Revenue Bonds, Series 2005, 4.750%, 5/15/37 – NPFG Insured	5/15 at 100.00	Aa1	1,027,580

30	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
$1,560	Texas, General Obligation Bonds, Water Financial Assistance Program, Series 2003A, 5.125%, 8/01/42 (Alternative Minimum Tax)	8/13 at 100.00	Aaa	$1,574,024
36,120	Total Texas			27,490,291
	Utah – 1.3%
1,435	Salt Lake City and Sandy Metropolitan Water District, Utah, Water Revenue Bonds, Series 2004, 5.000%, 7/01/21 – AMBAC Insured	7/14 at 100.00	Aa2	1,562,801
5,465	Utah Transit Authority, Sales Tax Revenue Bonds, Series 2007A, 0.000%, 6/15/36	6/17 at 38.77	Aa3	1,487,300
6,900	Total Utah			3,050,101
	Vermont – 0.4%
915	Vermont Housing Finance Agency, Multifamily Housing Bonds, Series 1999C, 5.800%, 8/15/16 – AGM Insured	2/12 at 100.00	AA+	917,233
	Virginia – 1.0%
1,000	Henrico County Economic Development Authority, Virginia, Residential Care Facility Revenue Bonds, Westminster Canterbury of Richmond, Series 2006, 5.000%, 10/01/35	No Opt. Call	BBB	929,410
1,500	Metropolitan Washington DC Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Series 2009C, 0.000%, 10/01/41 – AGC Insured	10/26 at 100.00	AA+	1,257,960
250	Norfolk, Virginia, Water Revenue Bonds, Series 1995, 5.750%, 11/01/13 – NPFG Insured	11/11 at 100.00	Aa2	255,070
2,750	Total Virginia			2,442,440
	Washington – 0.4%
990	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2011A, 5.625%, 1/01/35	1/21 at 100.00	A	1,012,117
	Wisconsin – 0.5%
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services Inc., Series 2003A, 5.500%, 8/15/18	8/13 at 100.00	BBB+	1,026,530
175	Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, Series 2002G, 4.850%, 9/01/17	3/12 at 100.00	AA	176,600
1,175	Total Wisconsin			1,203,130
$319,910	Total Investments (cost $239,250,644) – 97.3%			231,219,645
	Floating Rate Obligations – (0.4)%			(1,000,000)
	Other Assets Less Liabilities – 3.1%			7,390,816
	Net Assets – 100%			$237,610,461

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities.

(5)
At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

 See accompanying notes to financial statements.

Nuveen Investments	31

Nuveen Select Tax-Free Income Portfolio 3
NXR	Portfolio of Investments
September 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 0.3%
$500	Marshall County Healthcare Authority, Alabama, Revenue Bonds, Series 2002A, 6.250%, 1/01/22	1/12 at 101.00	A-	$507,745
	Alaska – 1.0%
2,675	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/32	6/14 at 100.00	B2	1,849,281
	California – 15.8%
12,500	Anaheim Public Finance Authority, California, Subordinate Lease Revenue Bonds, Public Improvement Project, Series 1997C, 0.000%, 9/01/35 – AGM Insured	No Opt. Call	AA+	2,527,875
2,105	Azusa Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2002, 5.375%, 7/01/21 (Pre-refunded 7/01/12) – AGM Insured	7/12 at 100.00	AA+ (4)	2,186,969
1,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2006A, 5.600%, 6/01/36	12/18 at 100.00	B1	724,830
1,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2005, 5.000%, 6/01/26	6/15 at 100.00	BBB	815,150
3,350	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 6.000%, 5/01/14 (Pre-refunded 5/01/12)	5/12 at 101.00	AA- (4)	3,496,898
2,595	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System, Series 2006, 5.000%, 4/01/37	4/16 at 100.00	A+	2,605,899
1,000	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital Project, Series 2009, 6.750%, 2/01/38	8/19 at 100.00	Aa2	1,143,930
315	California Statewide Financing Authority, Tobacco Settlement Asset-Backed Bonds, Pooled Tobacco Securitization Program, Series 2002A, 5.625%, 5/01/29	No Opt. Call	B2	294,790
1,605	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 0.000%, 6/01/28 – AMBAC Insured	No Opt. Call	A2	603,079
3,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)	6/13 at 100.00	Aaa	3,307,140
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
770	4.500%, 6/01/27	6/17 at 100.00	BBB-	603,341
1,885	5.000%, 6/01/33	6/17 at 100.00	BB+	1,330,961
4,055	Kern Community College District, California, General Obligation Bonds, Series 2003A, 0.000%, 3/01/28 – FGIC Insured	No Opt. Call	Aa2	1,527,600
8,040	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of Participation, Series 2006, 0.000%, 10/01/34 – FGIC Insured	No Opt. Call	A+	1,849,280
1,500	Placer Union High School District, Placer County, California, General Obligation Bonds, Series 2004C, 0.000%, 8/01/32 – AGM Insured	No Opt. Call	AA+	430,200
8,000	Poway Unified School District, San Diego County, California, School Facilities Improvement District 2007-1 General Obligation Bonds, Series 2009A, 0.000%, 8/01/32	No Opt. Call	Aa2	2,341,280
3,940	Rancho Mirage Redevelopment Agency, California, Tax Allocation Bonds, Combined Whitewater and 1984 Project Areas, Series 2003A, 0.000%, 4/01/35 – NPFG Insured	No Opt. Call	A+	890,243
1,005	Riverside Public Financing Authority, California, University Corridor Tax Allocation Bonds, Series 2007C, 5.000%, 8/01/37 – NPFG Insured	8/17 at 100.00	Baa1	850,562
1,250	San Jose, California, Airport Revenue Bonds, Series 2004D, 5.000%, 3/01/28 – NPFG Insured	3/14 at 100.00	A	1,259,150
58,915	Total California			28,789,177
	Colorado – 8.2%
1,540	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/40 – SYNCORA GTY Insured	10/16 at 100.00	BBB	1,383,120
400	Colorado Department of Transportation, Certificates of Participation, Series 2004, 5.000%, 6/15/34 – NPFG Insured	6/14 at 100.00	AA-	409,064

32	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital Association, Series 2007, 5.250%, 5/15/42	5/17 at 100.00	BBB+	$919,560
2,000	Colorado Health Facilities Authority, Health Facilities Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40	No Opt. Call	AA	2,012,620
	Colorado Health Facilities Authority, Revenue Bonds, Catholic Health Initiatives, Series 2002A:
2,265	5.500%, 3/01/22 (Pre-refunded 3/02/12)	3/12 at 100.00	AA (4)	2,315,283
1,735	5.500%, 3/01/22 (Pre-refunded 3/01/12)	3/12 at 100.00	Aa2 (4)	1,773,517
1,330	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/13 (Alternative Minimum Tax)	No Opt. Call	A+	1,427,090
3,000	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Senior Lien Series 2003A, 5.000%, 12/01/24 (Pre-refunded 12/01/13) – SYNCORA GTY Insured	12/13 at 100.00	N/R (4)	3,270,570
4,360	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 9/01/28 – NPFG Insured	9/20 at 63.98	Baa1	1,428,510
17,630	Total Colorado			14,939,334
	Connecticut – 0.1%
250	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bridgeport Hospital Issue, Series 1992A, 6.625%, 7/01/18 – NPFG Insured	1/12 at 100.00	Baa1	252,015
	District of Columbia – 0.3%
430	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.250%, 5/15/24	12/11 at 101.00	A1	430,224
15	District of Columbia, General Obligation Bonds, Series 1993E, 6.000%, 6/01/13 – NPFG Insured (ETM)	12/11 at 100.00	AAA	15,070
445	Total District of Columbia			445,294
	Florida – 0.5%
1,000	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Tampa General Hospital, Series 2006, 5.250%, 10/01/41	10/16 at 100.00	A3	969,890
	Illinois – 18.3%
55	Chicago Metropolitan Housing Development Corporation, Illinois, FHA-Insured Section 8 Assisted Housing Development Revenue Refunding Bonds, Series 1992, 6.850%, 7/01/22	1/12 at 100.00	AA	55,117
1,050	Illinois Finance Authority, Revenue Bonds, Loyola University of Chicago, Tender Option Bond Trust 1137, 9.112%, 7/01/15 (IF)	No Opt. Call	Aa1	1,142,463
2,185	Illinois Finance Authority, Revenue Bonds, YMCA of Southwest Illinois, Series 2005, 5.000%, 9/01/31 – RAAI Insured	9/15 at 100.00	Aa3	1,776,558
750	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., University Center Project, Series 2006B, 5.000%, 5/01/25	No Opt. Call	Baa3	726,960
4,425	Illinois Health Facilities Authority, Remarketed Revenue Bonds, University of Chicago Project, Series 1985A, 5.500%, 8/01/20	2/12 at 103.00	Aa1	4,565,095
1,500	Illinois Health Facilities Authority, Revenue Bonds, Evangelical Hospitals Corporation, Series 1992C, 6.250%, 4/15/22 (ETM)	No Opt. Call	N/R (4)	1,935,720
280	Illinois Health Facilities Authority, Revenue Bonds, Holy Family Medical Center, Series 1997, 5.125%, 8/15/17 – NPFG Insured	2/12 at 100.00	Baa1	279,992
2,255	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare, Series 2002, 6.250%, 1/01/17	1/13 at 100.00	Baa1	2,318,320
880	Illinois Health Facilities Authority, Revenue Refunding Bonds, Rockford Health System, Series 1997, 5.000%, 8/15/21 – AMBAC Insured	2/12 at 100.00	N/R	828,203
2,215	Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds, Series 2006C2, 5.050%, 8/01/27 (Alternative Minimum Tax)	2/16 at 100.00	AA	2,241,912
5,700	Illinois, Sales Tax Revenue Bonds, First Series 2002, 5.000%, 6/15/22	6/13 at 100.00	AAA	5,987,108
1,000	Kankakee & Will Counties Community Unit School District 5, Illinois, General Obligation Bonds, Series 2006, 0.000%, 5/01/23 – AGM Insured	No Opt. Call	Aa3	568,260

Nuveen Investments	33

Nuveen Select Tax-Free Income Portfolio 3 (continued)
NXR	Portfolio of Investments
September 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A:
$2,500	0.000%, 12/15/30 – NPFG Insured	No Opt. Call	AAA	$871,050
5,000	0.000%, 12/15/36 – NPFG Insured	No Opt. Call	AAA	1,155,900
2,000	0.000%, 6/15/37 – NPFG Insured	No Opt. Call	AAA	450,240
6,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place Expansion Project, Series 2002B, 5.000%, 6/15/21 – NPFG Insured	6/12 at 101.00	AAA	6,122,758
1,300	Schaumburg, Illinois, General Obligation Bonds, Series 2004B, 5.250%, 12/01/34 – FGIC Insured	12/14 at 100.00	Aaa	1,405,599
1,000	Yorkville, Illinois, General Obligation Debt Certificates, Series 2003, 5.000%, 12/15/22 (Pre-refunded 12/15/11) – RAAI Insured	12/11 at 100.00	N/R (4)	1,010,130
40,095	Total Illinois			33,441,385
	Indiana – 6.1%
1,000	Franklin Community Multi-School Building Corporation, Marion County, Indiana, First Mortgage Revenue Bonds, Series 2004, 5.000%, 7/15/22 (Pre-refunded 7/15/14) – FGIC Insured	7/14 at 100.00	A+ (4)	1,126,200
3,500	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Methodist Hospitals Inc., Series 2001, 5.375%, 9/15/22	3/12 at 100.00	BBB	3,361,330
1,570	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Columbus Regional Hospital, Series 1993, 7.000%, 8/15/15 – AGM Insured	No Opt. Call	AA+	1,739,325
2,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2002A, 5.250%, 7/01/33 (Pre-refunded 7/01/12) – NPFG Insured	7/12 at 100.00	AA+ (4)	2,076,000
2,295	Shelbyville Central Renovation School Building Corporation, Indiana, First Mortgage Bonds, Series 2005, 4.375%, 7/15/25 – NPFG Insured	7/15 at 100.00	AA+	2,364,309
1,000	Zionsville Community Schools Building Corporation, Indiana, First Mortgage Bonds, Series 2005Z, 0.000%, 7/15/28 – AGM Insured	No Opt. Call	AAA	448,330
11,365	Total Indiana			11,115,494
	Iowa – 1.7%
2,745	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A, 5.000%, 7/01/20	7/16 at 100.00	BB+	2,405,444
750	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	6/17 at 100.00	BBB	628,478
3,495	Total Iowa			3,033,922
	Kansas – 1.2%
	Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Refunding Series 2006:
1,425	5.125%, 7/01/26	7/16 at 100.00	A2	1,461,708
700	4.875%, 7/01/36	7/16 at 100.00	A2	694,974
2,125	Total Kansas			2,156,682
	Maine – 0.0%
90	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 1999B, 6.000%, 7/01/19 – NPFG Insured	1/12 at 100.00	Aaa	90,354
	Massachusetts – 0.6%
1,000	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill Associates, Series 1998B, 5.200%, 12/01/13 (Alternative Minimum Tax)	12/11 at 100.00	A-	1,000,970
15	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Partners HealthCare System Inc., Series 2001C, 6.000%, 7/01/17	7/12 at 100.00	AA	15,205
1,015	Total Massachusetts			1,016,175
	Michigan – 2.5%
1,500	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 4.625%, 7/01/34 – FGIC Insured	7/16 at 100.00	A	1,395,060
2,655	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Trinity Health Credit Group, Series 2002C, 5.375%, 12/01/30	12/12 at 100.00	AA	2,679,638
245	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Trinity Health Credit Group, Series 2002C, 5.375%, 12/01/30 (Pre-refunded 12/01/12)	12/12 at 100.00	N/R (4)	259,629

34	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Michigan (continued)
$250	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital, Refunding Series 2009V, 8.250%, 9/01/39	9/18 at 100.00	A1	$297,423
4,650	Total Michigan			4,631,750
	Mississippi – 0.4%
725	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial Healthcare, Series 2004B-1, 5.000%, 9/01/24	9/14 at 100.00	AA	752,565
	Nebraska – 1.9%
3,500	Nebraska Public Power District, General Revenue Bonds, Series 2002B, 5.000%, 1/01/33 – AMBAC Insured	1/13 at 100.00	A1	3,536,785
	Nevada – 3.6%
1,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Series 2010A, 5.250%, 7/01/42	1/20 at 100.00	Aa3	1,039,620
4,095	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail Project, First Tier, Series 2000, 5.375%, 1/01/40 – AMBAC Insured (5)	1/12 at 100.00	N/R	942,055
1,680	Reno, Nevada, Capital Improvement Revenue Bonds, Series 2002, 5.500%, 6/01/22 – FGIC Insured	6/12 at 100.00	A	1,695,254
2,830	Reno, Nevada, Capital Improvement Revenue Bonds, Series 2002, 5.500%, 6/01/22 (Pre-refunded 6/01/12) – FGIC Insured	6/12 at 100.00	A3 (4)	2,929,984
9,605	Total Nevada			6,606,913
	New Hampshire – 0.2%
415	New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Bonds, Series 2001A, 5.600%, 7/01/21 (Alternative Minimum Tax)	11/11 at 100.00	Aa2	434,405
	New Jersey – 2.4%
4,570	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C, 0.000%, 12/15/28 – AMBAC Insured	No Opt. Call	A+	1,777,045
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2003:
1,000	6.750%, 6/01/39 (Pre-refunded 6/01/13)	6/13 at 100.00	Aaa	1,105,940
1,355	6.250%, 6/01/43 (Pre-refunded 6/01/13)	6/13 at 100.00	Aaa	1,487,275
6,925	Total New Jersey			4,370,260
	New Mexico – 2.8%
1,000	New Mexico Mortgage Finance Authority, Multifamily Housing Revenue Bonds, St Anthony, Series 2007A, 5.250%, 9/01/42 (Alternative Minimum Tax)	9/17 at 100.00	N/R	964,140
4,000	University of New Mexico, FHA-Insured Mortgage Hospital Revenue Bonds, Series 2004, 4.625%, 1/01/25 – AGM Insured	7/14 at 100.00	AA+	4,099,480
5,000	Total New Mexico			5,063,620
	New York – 0.7%
1,000	Dormitory Authority of the State of New York, FHA Insured Mortgage Hospital Revenue Bonds, Kaleida Health, Series 2006, 4.700%, 2/15/35	8/16 at 100.00	AAA	1,007,010
35	New York City, New York, General Obligation Bonds, Series 1991B, 7.000%, 2/01/18	2/12 at 100.00	AA	35,190
265	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42	12/20 at 100.00	BBB-	274,593
1,300	Total New York			1,316,793
	North Carolina – 2.9%
5,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%, 1/01/18 – NPFG Insured	1/13 at 100.00	A	5,247,399
	Ohio – 2.1%
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
1,345	5.375%, 6/01/24	6/17 at 100.00	BB-	1,056,914
1,355	6.000%, 6/01/42	6/17 at 100.00	BB-	973,906
435	5.875%, 6/01/47	6/17 at 100.00	BB-	305,357

Nuveen Investments	35

Nuveen Select Tax-Free Income Portfolio 3 (continued)
NXR	Portfolio of Investments
September 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$2,280	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-3, 0.000%, 6/01/37	6/22 at 100.00	BB-	$1,583,118
5,415	Total Ohio			3,919,295
	Oklahoma – 1.7%
3,000	Oklahoma Development Finance Authority, Revenue Bonds, St. John Health System, Series 2004, 5.000%, 2/15/24	2/14 at 100.00	A	3,074,040
	Pennsylvania – 2.9%
2,435	Dauphin County Industrial Development Authority, Pennsylvania, Water Development Revenue Refunding Bonds, Dauphin Consolidated Water Supply Company, Series 1992B, 6.700%, 6/01/17	No Opt. Call	A-	2,878,389
500	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Widener University, Series 2003, 5.250%, 7/15/24	7/13 at 100.00	BBB+	510,800
1,000	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue Bonds, Series 2010B, 0.000%, 12/01/30	No Opt. Call	AA	819,040
1,000	Philadelphia Authority for Industrial Development, Pennsylvania, Airport Revenue Bonds, Philadelphia Airport System Project, Series 2001A, 5.500%, 7/01/17 – FGIC Insured (Alternative Minimum Tax)	1/12 at 101.00	A+	1,012,900
4,935	Total Pennsylvania			5,221,129
	Puerto Rico – 2.2%
1,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 6.000%, 8/01/42	8/19 at 100.00	A+	1,082,960
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
1,170	0.000%, 8/01/40 – NPFG Insured	No Opt. Call	Aa2	213,689
12,000	0.000%, 8/01/41 – NPFG Insured	No Opt. Call	Aa2	2,065,560
9,015	0.000%, 8/01/54 – AMBAC Insured	No Opt. Call	Aa2	647,097
23,185	Total Puerto Rico			4,009,306
	South Carolina – 3.2%
1,500	Lexington County Health Service District, South Carolina, Hospital Revenue Refunding and Improvement Bonds, Series 2003, 6.000%, 11/01/18 (Pre-refunded 11/01/13)	11/13 at 100.00	AA- (4)	1,673,250
1,500	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds, Series 2004A, 5.250%, 8/15/20 – NPFG Insured	8/14 at 100.00	Baa1	1,581,645
520	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon Secours Health System Inc., Series 2002A, 5.625%, 11/15/30 (Pre-refunded 11/15/12)	11/12 at 100.00	A3 (4)	551,470
1,980	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon Secours Health System Inc., Series 2002B, 5.625%, 11/15/30	11/12 at 100.00	A-	1,983,920
5,500	Total South Carolina			5,790,285
	South Dakota – 1.1%
1,010	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Avera Health, Series 2002, 5.125%, 7/01/27 – AMBAC Insured	7/12 at 101.00	A+	1,024,049
1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley Hospitals, Series 2004A, 5.250%, 11/01/34	11/14 at 100.00	AA-	1,012,010
2,010	Total South Dakota			2,036,059
	Tennessee – 1.1%
2,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds, Baptist Health System of East Tennessee Inc., Series 2002, 6.375%, 4/15/22	4/12 at 101.00	A1	2,069,440
	Texas – 9.2%
250	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Series 2011, 6.000%, 1/01/41	1/21 at 100.00	BBB-	253,335
1,500	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue Bonds, Series 2005, 5.000%, 1/01/45 – FGIC Insured	1/15 at 100.00	BBB	1,313,955
2,500	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds, TECO Project, Series 2003, 5.000%, 11/15/30 – NPFG Insured	11/13 at 100.00	AA	2,555,700

36	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
$1,525	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H, 0.000%, 11/15/36 – NPFG Insured	11/31 at 73.51	Baa1	$245,098
370	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004-A3, 0.000%, 11/15/32 – NPFG Insured	11/24 at 62.70	Baa1	80,368
4,005	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Refunding Bonds, Series 2001A, 0.000%, 11/15/38 – NPFG Insured	11/30 at 61.17	Baa1	668,515
3,000	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2002B, 5.500%, 7/01/18 (Pre-refunded 7/01/12) – AGM Insured	7/12 at 100.00	AA+ (4)	3,119,880
1,625	Katy Independent School District, Harris, Fort Bend and Waller Counties, Texas, General Obligation Bonds, Series 2002A, 5.000%, 2/15/32 (Pre-refunded 2/15/12)	2/12 at 100.00	AAA	1,654,445
290	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Capital Appreciation Series 2008I, 0.000%, 1/01/42 – AGC Insured	1/25 at 100.00	AA+	263,796
4,750	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series 2002A, 5.500%, 10/01/17 – RAAI Insured	10/12 at 100.00	BBB	4,868,084
1,750	Texas, General Obligation Bonds, Water Financial Assistance Program, Series 2003A, 5.125%, 8/01/42 (Alternative Minimum Tax)	8/13 at 100.00	Aaa	1,765,733
21,565	Total Texas			16,788,909
	Utah – 0.8%
5,465	Utah Transit Authority, Sales Tax Revenue Bonds, Series 2007A, 0.000%, 6/15/36	6/17 at 38.77	Aa3	1,487,300
	Virginia – 0.5%
1,000	Henrico County Economic Development Authority, Virginia, Residential Care Facility Revenue Bonds, Westminster Canterbury of Richmond, Series 2006, 5.000%, 10/01/35	No Opt. Call	BBB	929,410
	Washington – 0.8%
510	Port of Seattle, Washington, Revenue Bonds, Series 2001A, 5.000%, 4/01/31 – FGIC Insured	4/12 at 100.00	Aa2	510,383
990	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2011A, 5.625%, 1/01/35	1/21 at 100.00	A	1,012,117
1,500	Total Washington			1,522,500
	Wisconsin – 1.4%
2,500	Wisconsin, General Obligation Refunding Bonds, Series 2003-3, 5.000%, 11/01/26	11/13 at 100.00	AA	2,590,300
$254,795	Total Investments (cost $177,791,988) – 98.5%			180,005,211
	Other Assets Less Liabilities – 1.5%			2,736,420
	Net Assets – 100%			$182,741,631

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities.

(5)
At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

 See accompanying notes to financial statements.

Nuveen Investments	37

Nuveen California Select Tax-Free Income Portfolio
NXC	Portfolio of Investments
September 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 4.1%
$150	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21	6/15 at 100.00	BBB	$140,637
1,015	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Revenue Bonds, Fresno County Tobacco Funding Corporation, Series 2002, 5.625%, 6/01/23	6/12 at 100.00	A3	1,015,355
4,045	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-2, 0.000%, 6/01/37	6/22 at 100.00	BB+	2,578,688
5,210	Total Consumer Staples			3,734,680
	Education and Civic Organizations – 9.6%
3,000	California Educational Facilities Authority, Revenue Bonds, Santa Clara University, Series 2008A, 5.625%, 4/01/37	4/18 at 100.00	Aa3	3,265,080
45	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series 2005A, 5.000%, 10/01/35	11/15 at 100.00	A3	44,228
1,000	California Educational Facilities Authority, Revenue Bonds, University of San Diego, Series 2002A, 5.500%, 10/01/32	10/12 at 100.00	A2	1,013,760
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006:
35	5.000%, 11/01/21	11/15 at 100.00	A2	37,106
45	5.000%, 11/01/25	11/15 at 100.00	A2	46,619
3,000	California Infrastructure Economic Development Bank, Revenue Bonds, J. David Gladstone Institutes, Series 2001, 5.500%, 10/01/19	4/12 at 101.00	A–	3,035,700
250	California Statewide Communities Development Authority, School Facility Revenue Bonds, Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46	7/21 at 100.00	N/R	248,993
1,000	Long Beach Bond Financing Authority, California, Lease Revenue Refunding Bonds, Long Beach Aquarium of the South Pacific, Series 2001, 5.250%, 11/01/30 – AMBAC Insured	11/11 at 101.00	BBB	981,640
8,375	Total Education and Civic Organizations			8,673,126
	Health Care – 12.7%
110	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System, Series 2006, 5.000%, 4/01/37	4/16 at 100.00	A+	110,462
2,550	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A, 5.250%, 11/15/46 (UB)	11/16 at 100.00	AA–	2,584,451
1,500	California Statewide Community Development Authority, Hospital Revenue Bonds, Monterey Peninsula Hospital, Series 2003B, 5.250%, 6/01/18 – AGM Insured	6/13 at 100.00	AA+	1,586,115
1,500	California Statewide Community Development Authority, Insured Mortgage Hospital Revenue Bonds, Mission Community Hospital, Series 2001, 5.375%, 11/01/26	11/11 at 100.00	A–	1,500,900
545	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2001C, 5.250%, 8/01/31	8/16 at 100.00	A+	558,391
1,880	California Statewide Community Development Authority, Revenue Bonds, Los Angeles Orthopaedic Hospital Foundation, Series 2000, 5.500%, 6/01/17 – AMBAC Insured	12/11 at 100.00	BBB+	1,882,914
540	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series 2008A, 8.250%, 12/01/38	12/17 at 100.00	BBB	600,637
1,100	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 6.000%, 11/01/41	11/20 at 100.00	Baa3	1,059,949
670	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011, 7.500%, 12/01/41	12/21 at 100.00	BB	683,735
800	Upland, California, Certificates of Participation, San Antonio Community Hospital, Series 2011, 6.500%, 1/01/41	1/21 at 100.00	A	860,024
11,195	Total Health Care			11,427,578

38	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Housing/Multifamily – 1.3%
$375	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010A, 6.400%, 8/15/45	8/20 at 100.00	BBB–	$376,425
750	California Statewide Community Development Authority, Student Housing Revenue Bonds, EAH – Irvine East Campus Apartments, LLC Project, Series 2002A, 5.500%, 8/01/22 – ACA Insured	8/12 at 100.00	Baa1	754,080
1,125	Total Housing/Multifamily			1,130,505
	Housing/Single Family – 0.1%
75	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%, 8/01/30 – FGIC Insured (Alternative Minimum Tax)	2/16 at 100.00	BBB	75,028
	Industrials – 1.2%
1,015	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Republic Services Inc., Series 2002C, 5.250%, 6/01/23 (Mandatory put 12/01/17) (Alternative Minimum Tax)	No Opt. Call	BBB	1,099,560
	Long-Term Care – 2.8%
1,500	ABAG Finance Authority for Non-Profit Corporations, California, Insured Senior Living Revenue Bonds, Odd Fellows Home of California, Series 2003A, 5.200%, 11/15/22	11/12 at 100.00	A–	1,516,560
1,000	California Statewide Communities Development Authority, Revenue Bonds, Inland Regional Center Project, Series 2007, 5.250%, 12/01/27	12/17 at 100.00	Baa1	977,030
2,500	Total Long-Term Care			2,493,590
	Tax Obligation/General – 33.1%
750	California State, General Obligation Bonds, Series 2004, 5.000%, 2/01/23	2/14 at 100.00	A1	789,473
1,650	California State, General Obligation Bonds, Various Purpose Series 2009, 5.500%, 11/01/39	11/19 at 100.00	A1	1,760,171
6,225	Escondido Union High School District, San Diego County, California, General Obligation Refunding Bonds, Series 2009, 0.000%, 8/01/36 – AGM Insured	No Opt. Call	AA+	1,374,542
1,000	Fremont Unified School District, Alameda County, California, General Obligation Bonds, Series 2002A, 5.000%, 8/01/21 – FGIC Insured	8/12 at 101.00	Aa2	1,041,420
	Golden West Schools Financing Authority, California, General Obligation Revenue Refunding Bonds, School District Program, Series 1999A:
4,650	0.000%, 8/01/16 – NPFG Insured	No Opt. Call	Baa1	3,829,646
1,750	0.000%, 2/01/17 – NPFG Insured	No Opt. Call	Baa1	1,376,060
2,375	0.000%, 8/01/17 – NPFG Insured	No Opt. Call	Baa1	1,819,179
2,345	0.000%, 2/01/18 – NPFG Insured	No Opt. Call	Baa1	1,735,323
	Mountain View-Los Altos Union High School District, Santa Clara County, California, General Obligation Capital Appreciation Bonds, Series 1995C:
1,015	0.000%, 5/01/17 – NPFG Insured	No Opt. Call	Aa1	842,846
1,080	0.000%, 5/01/18 – NPFG Insured	No Opt. Call	Aa1	848,534
5,500	Poway Unified School District, San Diego County, California, School Facilities Improvement District 2007-1 General Obligation Bonds, Series 2011A, 0.000%, 8/01/46	No Opt. Call	Aa2	667,865
100	Roseville Joint Union High School District, Placer County, California, General Obligation Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured	8/15 at 100.00	AA–	104,005
3,220	Sacramento City Unified School District, Sacramento County, California, General Obligation Bonds, Series 2005, 5.000%, 7/01/27 – NPFG Insured	7/15 at 100.00	Aa3	3,346,352
8,075	San Bernardino Community College District, California, General Obligation Bonds, Election of 2008 Series 2009B, 0.000%, 8/01/44	No Opt. Call	Aa2	1,035,134
1,500	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Series 2003E, 5.250%, 7/01/24 – AGM Insured	7/13 at 101.00	AA+	1,635,015
26,655	Southwestern Community College District, San Diego County, California, General Obligation Bonds, Election of 2008, Series 2011C, 0.000%, 8/01/46	No Opt. Call	Aa2	3,004,818
2,565	Sunnyvale School District, Santa Clara County, California, General Obligation Bonds, Series 2005A, 5.000%, 9/01/26 – AGM Insured	9/15 at 100.00	AA+	2,785,462
4,250	West Hills Community College District, California, General Obligation Bonds, School Facilities Improvement District 3, 2008 Election Series 2011, 0.000%, 8/01/38 – AGM Insured	8/31 at 100.00	AA+	1,853,595
74,705	Total Tax Obligation/General			29,849,440

Nuveen Investments	39

Nuveen California Select Tax-Free Income Portfolio (continued)
NXC	Portfolio of Investments
September 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited – 19.4%
$1,000	Bell Community Redevelopment Agency, California, Tax Allocation Bonds, Bell Project Area, Series 2003, 5.625%, 10/01/33 – RAAI Insured	10/13 at 100.00	N/R	$812,780
3,070	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Calipatria State Prison, Series 1991A, 6.500%, 9/01/17 – NPFG Insured	No Opt. Call	A2	3,445,429
1,000	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health, Coalinga State Hospital, Series 2004A, 5.500%, 6/01/23	6/14 at 100.00	A2	1,030,300
1,500	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009I-1, 6.375%, 11/01/34	11/19 at 100.00	A2	1,660,410
120	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured	9/15 at 100.00	BBB	120,376
360	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured	9/16 at 101.00	A–	323,006
135	Community Development Commission, California, National City Redevelopment Project 2011 Tax Allocation Bonds, 6.500%, 8/01/24	8/21 at 100.00	A–	144,947
1,000	Fontana Public Financing Authority, California, Tax Allocation Revenue Bonds, North Fontana Redevelopment Project, Series 2005A, 5.000%, 10/01/32 – AMBAC Insured	10/15 at 100.00	A	930,530
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds, Series 2006A:
55	5.000%, 9/01/26	9/16 at 100.00	N/R	53,366
130	5.125%, 9/01/36	9/16 at 100.00	N/R	119,787
215	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured	9/15 at 100.00	A1	202,923
50	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment Project, Series 2011, 6.750%, 9/01/40	9/21 at 100.00	A–	54,368
1,300	Orange County, California, Special Tax Bonds, Community Facilities District 03-1 of Ladera Ranch, Series 2004A, 5.625%, 8/15/34	8/12 at 101.00	N/R	1,302,418
415	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Refunding Series 2008A, 6.500%, 9/01/28 (WI/DD, Settling 10/03/11)	9/18 at 100.00	BBB	418,183
160	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series 2011A, 5.750%, 9/01/30	9/21 at 100.00	BBB+	165,117
105	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured	9/15 at 100.00	A–	96,166
30	Riverside County, California, Redevelopment Agency Jurupa Valley Project Area 2011 Tax Allocation Bonds Series B, 6.500%, 10/01/25	10/21 at 100.00	A–	31,577
130	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%, 8/01/25 – AMBAC Insured	8/13 at 100.00	AA–	131,365
605	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A, 5.400%, 11/01/20 – NPFG Insured	No Opt. Call	A1	661,979
25	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41	2/21 at 100.00	A–	27,216
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds, Mission Bay South Redevelopment Project, Series 2011D:
25	7.000%, 8/01/33	2/21 at 100.00	BBB	26,673
30	7.000%, 8/01/41	2/21 at 100.00	BBB	31,897
3,000	San Mateo County Transit District, California, Sales Tax Revenue Bonds, Series 2005A, 5.000%, 6/01/21 – NPFG Insured	6/15 at 100.00	AA	3,371,639

40	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$1,000	Santa Clara County Board of Education, California, Certificates of Participation, Series 2002, 5.000%, 4/01/25 – NPFG Insured	4/12 at 101.00	Baa1	$970,390
40	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011, 7.000%, 10/01/26	4/21 at 100.00	N/R	40,834
1,000	Travis Unified School District, Solano County, California, Certificates of Participation, Series 2006, 5.000%, 9/01/26 – FGIC Insured	9/16 at 100.00	N/R	925,500
360	Turlock Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2011, 7.500%, 9/01/39	3/21 at 100.00	BBB+	384,070
70	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds, Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.500%, 9/01/32	9/21 at 100.00	A–	74,004
16,930	Total Tax Obligation/Limited			17,557,250
	Transportation – 1.4%
1,150	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A, 5.000%, 1/01/35	1/12 at 100.00	BBB–	958,893
335	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 1999, Issue 23A, 5.000%, 5/01/30 – FGIC Insured (Alternative Minimum Tax)	11/11 at 100.00	A+	332,384
1,485	Total Transportation			1,291,277
	U.S. Guaranteed – 4.8% (4)
800	California State, General Obligation Bonds, Series 2004, 5.125%, 2/01/27 (Pre-refunded 2/01/14)	2/14 at 100.00	AA+ (4)	888,040
2,000	North Orange County Community College District, California, General Obligation Bonds, Series 2002A, 5.000%, 8/01/22 (Pre-refunded 8/01/12) – NPFG Insured	8/12 at 101.00	AA (4)	2,096,600
1,000	Port of Oakland, California, Revenue Bonds, Series 2002M, 5.250%, 11/01/20 (Pre-refunded 11/01/12) – FGIC Insured	11/12 at 100.00	A (4)	1,054,620
225	San Mateo Union High School District, San Mateo County, California, Certificates of Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 (Pre-refunded 12/15/17) – AMBAC Insured	12/17 at 100.00	AA– (4)	275,549
4,025	Total U.S. Guaranteed			4,314,809
	Utilities – 6.7%)
1,000	Imperial Irrigation District, California, Electric System Revenue Bonds, Refunding Series 2011A, 5.500%, 11/01/41	11/20 at 100.00	AA–	1,085,900
645	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A, 5.500%, 11/15/37	No Opt. Call	A	603,643
200	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2003A-2, 5.000%, 7/01/21 – NPFG Insured	7/13 at 100.00	AA–	211,578
7,600	Merced Irrigation District, California, Certificates of Participation, Water and Hydroelectric Series 2008B, 0.000%, 9/01/23	9/16 at 64.56	A	3,696,107
215	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%, 9/01/31 – SYNCORA GTY Insured	9/15 at 100.00	N/R	198,935
275	Turlock Irrigation District, California, Revenue Refunding Bonds, Series 1992A, 6.250%, 1/01/12 – NPFG Insured	No Opt. Call	A2	277,687
9,935	Total Utilities			6,073,850

Nuveen Investments	41

Nuveen California Select Tax-Free Income Portfolio (continued)
NXC	Portfolio of Investments
September 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer – 2.5%
$150	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006, 5.000%, 4/01/36 – NPFG Insured	4/16 at 100.00	AA–	$153,425
250	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series 2006, 5.000%, 12/01/31 – FGIC Insured	6/16 at 100.00	AA	262,330
825	South Feather Water and Power Agency, California, Water Revenue Certificates of Participation, Solar Photovoltaic Project, Series 2003, 5.375%, 4/01/24	4/13 at 100.00	A	833,110
1,000	Woodbridge Irrigation District, California, Certificates of Participation, Water Systems Project, Series 2003, 5.625%, 7/01/43	7/13 at 100.00	A+	1,002,460
2,225	Total Water and Sewer			2,251,325
$138,800	Total Investments (cost $86,930,112) – 99.7%			89,972,018
	Floating Rate Obligations – (1.7)%			(1,540,000)
	Other Assets Less Liabilities – 2.0%			1,853,225
	Net Assets – 100%			$90,285,243

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities.

N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

42	Nuveen Investments

Nuveen New York Select Tax-Free Income Portfolio
NXN	Portfolio of Investments
September 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 0.2%
$100	New York City Industrial Development Agency, New York, Liberty Revenue Bonds, IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35	9/15 at 100.00	BB+	$89,241
	Consumer Staples – 1.5%
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
365	4.750%, 6/01/22	6/16 at 100.00	BBB	351,364
540	5.000%, 6/01/26	6/16 at 100.00	BBB	503,226
905	Total Consumer Staples			854,590
	Education and Civic Organizations – 13.7%
100	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series 2007A, 5.000%, 7/01/31	7/17 at 100.00	BBB	100,389
165	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter Schools, Series 2007A, 5.000%, 4/01/37	4/17 at 100.00	N/R	136,145
280	Buffalo and Erie County, New York, Industrial Land Development Corporation Tax-Exempt Revenue Bonds (Enterprise Charter School Project), Series 2011A, 7.500%, 12/01/40	12/20 at 100.00	N/R	301,683
30	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure University, Series 2006, 5.000%, 5/01/23	5/16 at 100.00	BBB–	30,096
430	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series 2007A, 5.000%, 7/01/41 – RAAI Insured	7/17 at 100.00	N/R	399,246
1,000	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of Technology, Series 2007, 5.250%, 7/01/34 – FGIC Insured	No Opt. Call	BBB	1,027,470
785	Dormitory Authority of the State of New York, Insured Revenue Bonds, Iona College, Series 2002, 5.000%, 7/01/22 – SYNCORA GTY Insured	7/12 at 100.00	BBB	793,368
50	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2004A, 5.000%, 7/01/29 – NPFG Insured	7/15 at 100.00	Aa2	52,015
120	Dormitory Authority of the State of New York, Revenue Bonds, St. Joseph’s College, Series 2010, 5.250%, 7/01/35	7/20 at 100.00	Baa1	125,076
815	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bard College Refunding, Series 2007-A1, 5.000%, 8/01/46	8/17 at 100.00	Baa1	795,888
100	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University, Civic Facility Project, Series 2005, 5.000%, 10/01/35	10/15 at 100.00	A	102,125
2,000	Monroe County Industrial Development Corporation, New York, Revenue Bonds, University of Rochester Project, Series 2011B, 5.000%, 7/01/41	7/21 at 100.00	Aa3	2,108,000
100	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, St. Francis College, Series 2004, 5.000%, 10/01/34	10/14 at 100.00	A–	101,769
500	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, YMCA of Greater New York, Series 2002, 5.250%, 8/01/21	2/12 at 100.00	A–	500,735
430	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006, 4.750%, 1/01/42 – AMBAC Insured	1/17 at 100.00	BB+	341,579
590	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006, 4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB–	535,832
185	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System, Series 1999, 5.375%, 2/01/19	2/12 at 100.00	BBB–	185,057
65	Seneca County Industrial Development Authority, New York, Revenue Bonds, New York Chiropractic College, Series 2007, 5.000%, 10/01/27	10/17 at 100.00	BBB	65,738
7,745	Total Education and Civic Organizations			7,702,211
	Financials – 0.8%
435	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37	No Opt. Call	A1	463,166

Nuveen Investments	43

Nuveen New York Select Tax-Free Income Portfolio (continued)
NXN	Portfolio of Investments
September 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care – 15.1%
$450	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured	2/15 at 100.00	BBB	$484,358
500	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Lukes Roosevelt Hospital, Series 2005, 4.900%, 8/15/31	8/15 at 100.00	N/R	506,750
100	Dormitory Authority of the State of New York, Highland Hospital of Rochester Revenue Bonds, Series 2010, 5.200%, 7/01/32	7/20 at 100.00	A2	103,365
950	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer Center, Series 2006-1, 5.000%, 7/01/35	7/16 at 100.00	AA	986,727
670	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer Center, Series 2003-1, 5.000%, 7/01/21 – NPFG Insured	7/13 at 100.00	AA	709,262
390	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital, Series 2004A, 5.250%, 8/15/15 – AGM Insured	8/14 at 100.00	AA+	425,966
750	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series 2011A, 6.000%, 7/01/40	7/20 at 100.00	BBB+	789,803
1,680	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop South Nassau University Health System Obligated Group, Series 2001A, 5.250%, 7/01/17 – AMBAC Insured	7/12 at 100.00	N/R	1,699,673
1,195	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop South Nassau University Health System Obligated Group, Series 2001B, 5.250%, 7/01/17 – AMBAC Insured	7/12 at 100.00	Baa1	1,208,993
500	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University Hospital Association, Series 2003A, 5.500%, 7/01/32	7/13 at 100.00	Baa1	503,480
	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida Health System, Series 2007A:
100	5.250%, 2/01/27	No Opt. Call	BBB–	94,116
90	5.500%, 2/01/32	No Opt. Call	BBB–	84,998
750	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series 2003A, 5.250%, 2/15/21 – AMBAC Insured	2/13 at 100.00	Aa3	786,158
125	Westchester County Health Care Corporation, New York, Senior Lien Revenue Bonds, Series 2010-C2, 6.125%, 11/01/37	11/20 at 100.00	A3	129,933
8,250	Total Health Care			8,513,582
	Housing/Multifamily – 5.8%
1,700	Amherst Industrial Development Agency, New York, Revenue Bonds, UBF Faculty/Student Housing Corporation, University of Buffalo Creekside Project, Series 2002A, 5.000%, 8/01/22 – AMBAC Insured	8/12 at 101.00	N/R	1,715,096
1,000	New Hartford-Sunset Woods Funding Corporation, New York, FHA-Insured Mortgage Revenue Bonds, Sunset Woods Apartments II Project, Series 2002, 5.350%, 2/01/20	8/12 at 101.00	AA+	1,023,940
250	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2004A, 5.250%, 11/01/30	5/14 at 100.00	AA	254,643
275	New York State Housing Finance Agency, Affordable Housing Revenue, Series 2007A, 5.250%, 11/01/38 (Alternative Minimum Tax)	11/17 at 100.00	Aa2	277,338
3,225	Total Housing/Multifamily			3,271,017
	Housing/Single Family – 8.0%
2,000	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 101, 5.000%, 10/01/18 (Alternative Minimum Tax)	4/12 at 100.00	Aa1	2,001,580
2,500	New York State Mortgage Agency, Mortgage Revenue Bonds, Thirty-First Series A, 5.300%, 10/01/31 (Alternative Minimum Tax)	4/12 at 100.00	Aaa	2,500,700
4,500	Total Housing/Single Family			4,502,280
	Long-Term Care – 8.1%
100	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31	11/16 at 100.00	Ba3	78,506
50	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005, 5.000%, 7/01/35 – ACA Insured	7/15 at 100.00	N/R	35,670
2,000	East Rochester Housing Authority, New York, FHA-Insured Mortgage Revenue Refunding Bonds, Jewish Home of Rochester, Series 2002, 4.625%, 2/15/17	8/12 at 101.00	AAA	2,067,220

44	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
$1,000	East Rochester Housing Authority, New York, Revenue Bonds, GNMA/FHA-Secured Revenue Bonds, St. Mary’s Residence Project, Series 2002A, 5.375%, 12/20/22	12/12 at 103.00	N/R	$1,046,630
980	New York City Industrial Development Agency, New York, GNMA Collateralized Mortgage Revenue Bonds, Eger Harbor House Inc., Series 2002A, 4.950%, 11/20/32	11/12 at 101.00	AA+	1,026,354
25	Suffolk County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008-B1, 5.500%, 7/01/18	7/16 at 100.00	N/R	23,323
275	Yonkers Industrial Development Agency, New York, Civic Facilities Revenue Bonds, Special Needs Facilities Pooled Program Bonds, Series 2008-C1, 5.500%, 7/01/18	7/16 at 101.00	N/R	256,556
4,430	Total Long-Term Care			4,534,259
	Materials – 0.2%
90	Jefferson County Industrial Development Agency, New York, Solid Waste Disposal Revenue Bonds, International Paper Company Project, Series 2003A, 5.200%, 12/01/20 (Alternative Minimum Tax)	12/13 at 100.00	BBB	90,322
	Tax Obligation/General – 5.4%
1,260	New York City, New York, General Obligation Bonds, Fiscal 2008 Series D, 5.125%, 12/01/25	12/17 at 100.00	AA	1,393,132
300	New York City, New York, General Obligation Bonds, Fiscal Series 2004C, 5.250%, 8/15/16	8/14 at 100.00	AA	335,544
200	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/19 – FGIC Insured	3/15 at 100.00	AA	222,318
1,000	New York City, New York, General Obligation Bonds, Fiscal Series 2006J-1, 5.000%, 6/01/25	6/16 at 100.00	AA	1,107,830
2,760	Total Tax Obligation/General			3,058,824
	Tax Obligation/Limited – 22.8%
600	Battery Park City Authority, New York, Senior Revenue Bonds, Series 2003A, 5.000%, 11/01/23	11/13 at 100.00	AAA	645,084
500	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District, Series 2004, 5.750%, 5/01/26 – AGM Insured	5/14 at 100.00	AA+	531,925
1,500	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%, 2/15/47	2/17 at 100.00	A	1,483,950
500	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series 2002A, 5.500%, 1/01/20 – NPFG Insured	7/12 at 100.00	AA–	515,880
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local Government Assistance Corporation, Series 2004A:
250	5.000%, 10/15/25 – NPFG Insured	10/14 at 100.00	AAA	274,235
200	5.000%, 10/15/26 – NPFG Insured	10/14 at 100.00	AAA	218,796
1,225	5.000%, 10/15/29 – AMBAC Insured	10/14 at 100.00	AAA	1,312,171
600	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured	1/17 at 100.00	AA–	637,290
560	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003E, 5.000%, 2/01/23 – FGIC Insured	2/13 at 100.00	AAA	588,302
550	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2007C-1, 5.000%, 11/01/27	11/17 at 100.00	AAA	607,767
535	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Tender Option Bond Trust 3545, 13.723%, 5/01/32 (IF)	5/19 at 100.00	AAA	656,943
775	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds, Series 2008A, 5.000%, 12/15/26 (UB)	12/17 at 100.00	AAA	868,512
250	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2004A, 5.000%, 4/01/21 – NPFG Insured	4/14 at 100.00	AA	266,545
425	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2007, 5.000%, 4/01/27	10/17 at 100.00	AA	462,438
570	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2005B, 5.500%, 4/01/20 – AMBAC Insured (UB)	No Opt. Call	AA	699,909
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1:
1,000	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	1,070,170
250	5.250%, 6/01/21 – AMBAC Insured	6/13 at 100.00	AA–	267,543
500	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21	6/13 at 100.00	AA–	537,150

Nuveen Investments	45

Nuveen New York Select Tax-Free Income Portfolio (continued)
NXN	Portfolio of Investments
September 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$1,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Tender Option Bond Trust 09-6W, 13.576%, 3/15/37 (IF) (4)	3/17 at 100.00	AAA	$1,169,080
11,790	Total Tax Obligation/Limited			12,813,690
	Transportation – 2.6%
500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2003A, 5.000%, 11/15/15 – FGIC Insured	No Opt. Call	A	569,285
100	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 – AGM Insured	7/15 at 100.00	AA+	106,185
105	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth Series 2005, 5.000%, 12/01/31 – SYNCORA GTY Insured	6/15 at 101.00	Aa2	110,797
120	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty Eighth Series 2007, Trust 2920, 17.484%, 8/15/32 – AGM Insured (IF)	8/17 at 100.00	AA+	153,053
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010:
290	6.500%, 12/01/28	12/15 at 100.00	BBB–	305,495
215	6.000%, 12/01/36	12/20 at 100.00	BBB–	224,056
1,330	Total Transportation			1,468,871
	U.S. Guaranteed – 2.2% (5)
760	Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds, Suffolk County Issue, Series 1986, 7.375%, 7/01/16 (ETM)	No Opt. Call	AAA	903,207
230	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten Island University Hospital, Series 2002C, 6.450%, 7/01/32 (Pre-refunded 7/01/12)	7/12 at 101.00	Baa3 (5)	241,449
110	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003E, 5.000%, 2/01/23 (Pre-refunded 2/01/13) – FGIC Insured	2/13 at 100.00	Aaa	116,865
1,100	Total U.S. Guaranteed			1,261,521
	Utilities – 3.1%
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
570	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A–	615,486
430	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	A–	458,784
400	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%, 5/01/38	5/21 at 100.00	A–	416,208
250	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue Bonds, American Ref-Fuel Company of Niagara LP, Series 2001A, 5.450%, 11/15/26 (Mandatory put 11/15/12) (Alternative Minimum Tax)	11/11 at 101.00	Baa2	252,955
1,650	Total Utilities			1,743,433

46	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer – 6.1%
$275	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Tender Option Bond Trust 3484, 17.735%, 6/15/32 (IF)	6/18 at 100.00	AA+	$343,420
	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Loan, Series 2002B:
1,000	5.250%, 6/15/19	6/12 at 100.00	AAA	1,030,459
2,000	5.000%, 6/15/27	6/12 at 100.00	AAA	2,053,099
3,275	Total Water and Sewer			3,426,978
$51,585	Total Investments (cost $51,618,386) – 95.6%			53,793,985
	Floating Rate Obligations – (1.8)%			(1,005,000)
	Other Assets Less Liabilities – 6.2%			3,505,605
	Net Assets – 100%			$56,294,590

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

Nuveen Investments	47

Statement of
Assets & Liabilities
September 30, 2011 (Unaudited)

	Select Tax-Free (NXP	)	Select Tax-Free 2 (NXQ )	Select Tax-Free 3 (NXR	)	California Select Tax-Free (NXC	)	New York Select Tax-Free (NXN	)
Assets
Investments, at value (cost $221,411,809, $239,250,644, $177,791,988, $86,930,112 and $51,618,386, respectively)	$223,304,740		$231,219,645	$180,005,211		$89,972,018		$53,793,985
Cash	—		—	2,904,222		1,600,731		—
Receivables:
Interest	3,249,615		3,606,093	2,405,522		1,056,611		777,215
Investments sold	9,750,000		8,186,371	10,084		—		3,288,606
Other assets	48,838		51,191	38,106		19,900		13,229
Total assets	236,353,193		243,063,300	185,363,145		92,649,260		57,873,035
Liabilities
Cash overdraft	2,889,410		1,587,346	—		—		336,093
Floating rate obligations	—		1,000,000	—		1,540,000		1,005,000
Payables:
Dividends	904,363		872,006	653,497		332,406		192,616
Investments purchased	—		1,827,856	1,840,436		420,805		—
Accrued expenses:	42,223		52,900	40,909		20,485		12,810
Management fees
Other	108,981		112,731	86,672		50,321		31,926
Total liabilities	3,944,977		5,452,839	2,621,514		2,364,017		1,578,445
Net assets	$232,408,216		$237,610,461	$182,741,631		$90,285,243		$56,294,590
Shares outstanding	16,518,376		17,695,939	13,020,213		6,267,291		3,916,592
Net asset value per share outstanding	$14.07		$13.43	$14.04		$14.41		$14.37
Net assets consist of:
Shares, $.01 par value per share	$165,184		$176,959	$130,202		$62,673		$39,166
Paid-in surplus	229,599,415		246,883,378	179,166,579		87,267,477		53,739,413
Undistributed (Over-distribution of) net investment income	1,009,462		216,883	682,758		190,240		187,126
Accumulated net realized gain (loss)	(258,776)		(1,635,760)	548,869		(277,053)		153,286
Net unrealized appreciation (depreciation)	1,892,931		(8,030,999)	2,213,223		3,041,906		2,175,599
Net assets	$232,408,216		$237,610,461	$182,741,631		$90,285,243		$56,294,590
Authorized shares	Unlimited		Unlimited	Unlimited		Unlimited		Unlimited

See accompanying notes to financial statements.

48	Nuveen Investments

Statement of
Operations
Six Months Ended September 30, 2011 (Unaudited)

	Select Tax-Free (NXP	)	Select Tax-Free 2 (NXQ	)	Select Tax-Free 3 (NXR	)	California Select Tax-Free (NXC	)	New York Select Tax-Free (NXN	)
Investment Income	$6,245,567		$6,135,203		$4,713,040		$2,357,708		$1,440,440
Expenses
Management fees	254,628		318,202		246,139		121,665		76,780
Shareholders’ servicing agent fees and expenses	10,864		9,805		8,255		2,853		2,514
Interest expense on floating rate obligations	—		3,446		—		4,575		2,280
Custodian’s fees and expenses	23,384		23,919		18,877		10,840		8,598
Trustees’ fees and expenses	2,916		2,972		2,284		1,108		703
Professional fees	62,493		88,617		37,325		17,785		18,613
Shareholders’ reports – printing and mailing expenses	27,320		29,083		21,264		9,559		8,167
Stock exchange listing fees	4,505		4,479		4,467		4,429		4,445
Investor relations expense	9,326		9,859		7,436		3,659		2,423
Other expenses	6,182		6,320		3,825		3,899		3,639
Total expenses before custodian fee credit	401,618		496,702		349,872		180,372		128,162
Custodian fee credit	(494)		(547)		(402)		(233)		(161)
Net expenses	401,124		496,155		349,470		180,139		128,001
Net investment income (loss)	5,844,443		5,639,048		4,363,570		2,177,569		1,312,439
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	206,260		425,185		548,185		33,627		269,105
Change in net unrealized appreciation (depreciation) of investments	7,888,256		9,211,027		6,138,851		5,999,625		2,237,714
Net realized and unrealized gain (loss)	8,094,516		9,636,212		6,687,036		6,033,252		2,506,819
Net increase (decrease) in net assets from operations	$13,938,959		$15,275,260		$11,050,606		$8,210,821		$3,819,258

See accompanying notes to financial statements.

Nuveen Investments	49

Statement of
Changes in Net Assets (Unaudited)

	Select Tax-Free (NXP)		Select Tax-Free 2 (NXQ)		Select Tax-Free 3 (NXR)
	Six Months Ended 9/30/11	Year Ended 3/31/11	Six Months Ended 9/30/11	Year Ended 3/31/11	Six Months Ended 9/30/11	Year Ended 3/31/11
Operations
Net investment income (loss)	$5,844,443	$11,697,973	$5,639,048	$11,371,002	$4,363,570	$8,609,571
Net realized gain (loss) from investments	206,260	378,580	425,185	124,603	548,185	7,746
Change in net unrealized appreciation (depreciation) of investments	7,888,256	(10,357,591)	9,211,027	(11,123,104)	6,138,851	(7,416,691)
Net increase (decrease) in net assets from operations	13,938,959	1,718,962	15,275,260	372,501	11,050,606	1,200,626
Distributions to Shareholders
From net investment income	(5,895,403)	(11,781,528)	(5,680,397)	(11,780,156)	(4,179,207)	(8,354,275)
From accumulated net realized gains	—	—	—	—	—	(14,320)
Decrease in net assets from distributions to shareholders	(5,895,403)	(11,781,528)	(5,680,397)	(11,780,156)	(4,179,207)	(8,368,595)
Capital Share Transactions
Net proceeds from shares issued to shareholders due to reinvestment of distributions	96,713	462,007	—	322,937	24,185	235,146
Net increase (decrease) in net assets from capital share transactions	96,713	462,007	—	322,937	24,185	235,146
Net increase (decrease) in net assets	8,140,269	(9,600,559)	9,594,863	(11,084,718)	6,895,584	(6,932,823)
Net assets at the beginning of period	224,267,947	233,868,506	228,015,598	239,100,316	175,846,047	182,778,870
Net assets at the end of period	$232,408,216	$224,267,947	$237,610,461	$228,015,598	$182,741,631	$175,846,047
Undistributed (Over-distribution of) net investment income at the end of period	$1,009,462	$1,060,422	$216,883	$258,232	$682,758	$498,395

See accompanying notes to financial statements.

50	Nuveen Investments

	California Select Tax-Free (NXC)		New York Select Tax-Free (NXN)
	Six Months Ended 9/30/11	Year Ended 3/31/11	Six Months Ended 9/30/11	Year Ended 3/31/11
Operations
Net investment income (loss)	$2,177,569	$4,278,502	$1,312,439	$2,504,122
Net realized gain (loss) from investments	33,627	321,966	269,105	(52,944)
Change in net unrealized appreciation (depreciation) of investments	5,999,625	(3,775,747)	2,237,714	(1,410,318)
Net increase (decrease) in net assets from operations	8,210,821	824,721	3,819,258	1,040,860
Distributions to Shareholders
From net investment income	(2,124,611)	(4,174,015)	(1,229,810)	(2,395,928)
From accumulated net realized gains	—	—	—	—
Decrease in net assets from distributions to shareholders	(2,124,611)	(4,174,015)	(1,229,810)	(2,395,928)
Capital Share Transactions
Net proceeds from shares issued to shareholders due to reinvestment of distributions	—	—	—	53,132
Net increase (decrease) in net assets from capital share transactions	—	—	—	53,132
Net increase (decrease) in net assets	6,086,210	(3,349,294)	2,589,448	(1,301,936)
Net assets at the beginning of period	84,199,033	87,548,327	53,705,142	55,007,078
Net assets at the end of period	$90,285,243	$84,199,033	$56,294,590	$53,705,142
Undistributed (Over-distribution of) net investment income at the end of period	$190,240	$137,282	$187,126	$104,497

See accompanying notes to financial statements.

Nuveen Investments	51

Financial
Highlights (Unaudited)

Selected data for a Common share outstanding throughout each period:

		Investment Operations				Less Distributions
	Beginning Net Asset Value	Net Investment Income (Loss	)	Net Realized/ Unrealized Gain (Loss )	Total	Net Investment Income	Capital Gains	Total	Ending Net Asset Value	Ending Market Value
Select Tax-Free (NXP)
Year Ended 3/31:
2012(d)	$13.58	$.35		$.50	$.85	$(.36)	$—	$(.36)	$14.07	$14.07
2011	14.19	.71		(.61)	.10	(.71)	—	(.71)	13.58	13.25
2010	13.52	.73		.66	1.39	(.72)	—	(.72)	14.19	14.74
2009	14.30	.71		(.81)	(.10)	(.68)	—	(.68)	13.52	13.67
2008	14.72	.70		(.44)	.26	(.68)	—	(.68)	14.30	14.24
2007	14.62	.70		.08	.78	(.68)	—	(.68)	14.72	14.85

Select Tax-Free 2 (NXQ)
Year Ended 3/31:
2012(d)	12.89	.32		.54	.86	(.32)	—	(.32)	13.43	12.98
2011	13.53	.64		(.61)	.03	(.67)	—	(.67)	12.89	12.40
2010	12.63	.68		.89	1.57	(.67)	—	(.67)	13.53	13.81
2009	13.93	.67		(1.30)	(.63)	(.67)	—	(.67)	12.63	13.14
2008	14.60	.66		(.69)	(.03)	(.64)	—	(.64)	13.93	13.79
2007	14.44	.66		.14	.80	(.64)	—	(.64)	14.60	14.07

52	Nuveen Investments

		Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets(b)
Based on Market Value (a)	Based on Net Asset Value (a)	Ending Net Assets (000)	Expenses	(c)	Net Investment Income (Loss	)	Portfolio Turnover Rate

8.98%	6.30%	$232,408	.35	%*	5.11	%*	9%
(5.40)	.69	224,268	.32		5.05		6
13.45	10.45	233,869	.32		5.20		3
.89	(.65)	222,114	.33		5.12		11
.61	1.83	234,494	.32		4.83		4
9.59	5.48	241,074	.31		4.77		2

7.31	6.74	237,610	.43	*	4.83	*	7
(5.56)	.13	228,016	.39		4.81		6
10.45	12.62	239,100	.37		5.12		4
.24	(4.63)	222,771	.39		5.08		6
2.69	(.24)	245,244	.40		4.58		7
10.21	5.62	257,037	.37		4.50		3

(a)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Net Asset Value is the combination of changes in net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

(b)	Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities as follows:

Select Tax-Free (NXP)
Year Ended 3/31:
2012(d)	—%
2011	—
2010	—
2009	—
2008	.—
2007	—

Select Tax-Free 2 (NXQ)
Year Ended 3/31:
2012(d)	.01	%*
2011	—
2010	—
2009	.01
2008	.04
2007	.01

(d)	For the six months ended September 30, 2011.
*	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	53

Financial
Highlights (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

		Investment Operations				Less Distributions
	Beginning Net Asset Value	Net Investment Income (Loss	)	Net Realized/ Unrealized Gain (Loss )	Total	Net Investment Income	Capital Gains		Total	Ending Net Asset Value	Ending Market Value
Select Tax-Free 3 (NXR)
Year Ended 3/31:
2012(d)	$13.51	$.34		$.51	$.85	$(.32)	$—		$(.32)	$14.04	$13.78
2011	14.06	.66		(.57)	.09	(.64)	—	*	(.64)	13.51	13.03
2010	13.38	.67		.65	1.32	(.64)	—	*	(.64)	14.06	14.22
2009	13.98	.66		(.62)	.04	(.64)	—		(.64)	13.38	13.57
2008	14.42	.64		(.44)	.20	(.64)	—		(.64)	13.98	13.75
2007	14.29	.64		.13	.77	(.64)	—		(.64)	14.42	14.01

California Select Tax-Free (NXC)
Year Ended 3/31:
2012(d)	13.43	.35		.97	1.32	(.34)	—		(.34)	14.41	13.25
2011	13.97	.68		(.55)	.13	(.67)	—		(.67)	13.43	12.59
2010	13.24	.67		.73	1.40	(.67)	—		(.67)	13.97	13.08
2009	14.09	.66		(.84)	(.18)	(.67)	—		(.67)	13.24	12.00
2008	14.73	.66		(.65)	.01	(.64)		(.01)	(.65)	14.09	14.08
2007	14.57	.64		.18	.82	(.64)		(.02)	(.66)	14.73	14.22

54	Nuveen Investments

		Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets(b)
Based on Market Value (a)	Based on Net Asset Value (a)	Ending Net Assets (000)	Expenses	(c)	Net Investment Income (Loss	)	Portfolio Turnover Rate

8.28%	6.36%	$182,742	.39	%**	4.87	%**	13%
(3.98)	.62	175,846	.37		4.75		4
9.70	10.05	182,779	.38		4.81		3
3.51	.34	173,678	.39		4.83		5
2.91	1.42	181,288	.38		4.49		2
9.15	5.51	186,969	.38		4.43		9

7.98	9.92	90,285	.41	**	4.98	**	6
1.18	.83	84,199	.38		4.89		8
14.71	10.71	87,548	.41		4.87		4
(10.34)	(1.30)	82,953	.43		4.85		12
3.68	.05	88,224	.44		4.52		8
9.89	5.72	92,177	.40		4.37		16

(a)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Net Asset Value is the combination of changes in net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

(b)	Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities as follows:

Select Tax-Free 3 (NXR)
Year Ended 3/31:
2012(d)	—%
2011	—
2010	—
2009	—
2008	.02
2007	.01

California Select Tax-Free (NXC)
Year Ended 3/31:
2012(d)	.01	%**
2011	.01
2010	.02
2009	.02
2008	.06
2007	.01

(d)	For the six months ended September 30, 2011.
*	Rounds to less than $.01 per share.
**	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	55

Financial
Highlights (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

		Investment Operations				Less Distributions
	Beginning Net Asset Value	Net Investment Income (Loss	)	Net Realized/ Unrealized Gain (Loss )	Total	Net Investment Income	Capital Gains	Total	Ending Net Asset Value	Ending Market Value
New York Select Tax-Free (NXN)
Year Ended 3/31:
2012(d)	$13.71	$.34		$.63	$.97	$(.31)	$—	$(.31)	$14.37	$13.63
2011	14.06	.64		(.38)	.26	(.61)	—	(.61)	13.71	13.06
2010	13.37	.62		.68	1.30	(.61)	—	(.61)	14.06	13.80
2009	13.79	.62		(.43)	.19	(.61)	—	(.61)	13.37	13.08
2008	14.28	.62		(.49)	.13	(.61)	(.01)	(.62)	13.79	13.79
2007	14.19	.61		.13	.74	(.61)	(.04)	(.65)	14.28	14.15

56	Nuveen Investments

			Ratios/Supplemental Data
Total Returns				Ratios to Average Net Assets(b)
Based on Market Value (a)	Based on Net Asset Value	(a)	Ending Net Assets (000)	Expenses	(c)	Net Investment Income (Loss	)	Portfolio Turnover Rate

6.81%		7.17%	$56,295	.46	%*	4.76	%*	12%
(1.08)	1.84		53,705	.41		4.55		3
10.31	9.89		55,007	.44		4.50		1
(.57)	1.47		52,268	.47		4.57		1
2.06	.94		53,908	.46		4.35		20
11.15	5.30		55,828	.46		4.29		6

(a)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Net Asset Value is the combination of changes in net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

(b)	Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities as follows:

New York Select Tax-Free (NXN)
Year Ended 3/31:
2012(d)	—%
2011	.01
2010	.02
2009	.02
2008	.03
2007	.04

(d)	For the six months ended September 30, 2011.
*	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	57

Notes to
Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

General Information
The funds covered in this report and their corresponding New York Stock Exchange (“NYSE”) symbols are Nuveen Select Tax-Free Income Portfolio (NXP), Nuveen Select Tax-Free Income Portfolio 2 (NXQ), Nuveen Select Tax-Free Income Portfolio 3 (NXR), Nuveen California Select Tax-Free Income Portfolio (NXC) and Nuveen New York Select Tax-Free Income Portfolio (NXN) (each a “Fund” and collectively, the “Funds”). The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end, registered investment companies.

Each Fund seeks to provide current income and stable dividends, exempt from regular federal and designated state income taxes, where applicable, consistent with the preservation of capital by investing primarily in a portfolio of municipal obligations.

Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

Investment Valuation
Prices of municipal bonds are provided by a pricing service approved by the Funds’ Board of Trustees. These securities are generally classified as Level 2 for fair value measurement purposes. When price quotes are not readily available (which is usually the case for municipal bonds) the pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer, or market activity, provided by Nuveen Fund Advisors, Inc. (the “Adviser”), a wholly-owned subsidiary of Nuveen Investments, Inc. (“Nuveen”). These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs.

Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Funds’ Board of Trustees or its designee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s net asset value (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of these securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Funds’ Board of Trustees or its designee.

Refer to Footnote 2 – Fair Value Measurements for further details on the leveling of securities held by the Funds as of the end of the reporting period.

Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method, which is the same basis used for federal income tax purposes. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the

58	Nuveen Investments

custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At September 30, 2011, California Select Tax-Free (NXC) had outstanding when-issued/delayed delivery purchase commitments of $420,805. There were no such outstanding purchase commitments in any of the other Funds.

Investment Income
Investment income, which reflects the amortization of premiums and includes accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Professional Fees
Professional fees presented on the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment, or to pursue other claims or legal actions on behalf of Fund shareholders.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders
Dividends from net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Inverse Floating Rate Securities
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond’s par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an “inverse floater”) that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond’s value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an “externally-deposited inverse floater”), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a “self-deposited inverse floater”). The inverse floater held by a Fund gives the Fund the right (a) to cause the holders of the floating rate certificates to tender their notes at par, and (b) to have the broker transfer the fixed-rate bond held by the trust to the Fund, thereby collapsing the trust. An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as “(IF) – Inverse floating rate investment.” An investment in a self-deposited inverse floater is accounted for as a financing transaction. In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund accounting for the short-term floating rate certificates issued by the trust as “Floating rate obligations” on the Statement of Assets and Liabilities. In addition, the Fund reflects in “Investment Income” the entire earnings of the underlying bond and recognizes the related interest paid to the holders of the short-term floating rate certificates as a component of “Interest expense on floating rate obligations” on the Statement of Operations.

Nuveen Investments	59

Notes to
Financial Statements (Unaudited) (continued)

During the six months ended September 30, 2011, each Fund invested in externally deposited inverse floaters and/or self-deposited inverse floaters.

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse trust” or “credit recovery swap”) (such agreements referred to herein as “Recourse Trusts”) with a broker-dealer by which a Fund agrees to reimburse the broker-dealer, in certain circumstances, for the difference between the liquidation value of the fixed-rate bond held by the trust and the liquidation value of the floating rate certificates issued by the trust plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on inverse floaters may increase beyond the value of a Fund’s inverse floater investments as a Fund may potentially be liable to fulfill all amounts owed to holders of the floating rate certificates. At period end, any such shortfall is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.

At September 30, 2011, each Fund’s maximum exposure to externally-deposited Recourse Trusts was as follows:

	Select Tax-Free (NXP	)	Select Tax-Free 2 (NXQ	)	Select Tax-Free 3 (NXR	)	California Select Tax-Free (NXC	)	New York Select Tax-Free (NXN	)
Maximum exposure to Recourse Trusts	$—		$—		$—		$—		$2,000,000

The average floating rate obligations outstanding and average annual interest rate and fees related to self-deposited inverse floaters for the following Funds during the six months ended September 30, 2011, were as follows:

	Select Tax-Free 2 (NXQ	)	California Select Tax-Free (NXC	)	New York Select Tax-Free (NXN	)
Average floating rate obligations outstanding	$1,000,000		$1,540,000		$1,005,000
Average annual interest rate and fees	.69%		.59%		.45%

Derivative Financial Instruments
Each Fund is authorized to invest in certain derivative instruments, including foreign currency forwards, futures, options and swap contracts. Although the Funds are authorized to invest in such derivative instruments, and may do so in the future, they did not make any such investments during the six months ended September 30, 2011.

Zero Coupon Securities
Each Fund is authorized to invest in zero coupon securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the custodian bank.

Indemnifications
Under the Funds’ organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

60	Nuveen Investments

2. Fair Value Measurements
Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of September 30, 2011:

Select Tax-Free (NXP)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$223,304,740	$—	$223,304,740

Select Tax-Free 2 (NXQ)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$231,219,645	$—	$231,219,645

Select Tax-Free 3 (NXR)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$180,005,211	$—	$180,005,211

California Select Tax-Free (NXC)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$89,972,018	$—	$89,972,018

New York Select Tax-Free (NXN)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$53,793,985	$—	$53,793,985

During the six months ended September 30, 2011, the Funds recognized no significant transfers to or from Level 1, Level 2 or Level 3.

3. Derivative Instruments and Hedging Activities
The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes. The Funds did not invest in derivative instruments during the six months ended September 30, 2011.

4. Fund Shares
The Funds did not repurchase any of their outstanding shares during the six months ended September 30, 2011, or the fiscal year ended March 31, 2011.

Transactions in shares were as follows:

	Select Tax-Free (NXP)		Select Tax-Free 2 (NXQ)		Select Tax-Free 3 (NXR)
	Six Months Ended 9/30/11	Year Ended 3/31/11	Six Months Ended 9/30/11	Year Ended 3/31/11	Six Months Ended 9/30/11	Year Ended 3/31/11
Shares issued to shareholders due to reinvestment of distributions	6,959	32,336	—	23,798	1,755	16,661

Nuveen Investments	61

Notes to
Financial Statements (Unaudited) (continued)

	California Select Tax-Free (NXC)		New York Select Tax-Free (NXN)
	Six Months Ended 9/30/11	Year Ended 3/31/11	Six Months Ended 9/30/11	Year Ended 3/31/11
Shares issued to shareholders due to reinvestment of distributions	—	—	—	3,724

5. Investment Transactions
Purchases and sales (including maturities but excluding short-term investments and derivative transactions, where applicable) during the six months ended September 30, 2011, were as follows:

	Select Tax-Free		Select Tax-Free 2		Select Tax-Free 3		California Select Tax-Free		New York Select Tax-Free
	(NXP	)	(NXQ	)	(NXR	)	(NXC	)	(NXN	)
Purchases	$20,941,239		$16,023,997		$22,296,256		$4,795,647		$6,371,204
Sales and maturities	27,828,228		20,595,019		22,727,091		6,539,384		8,987,218

6. Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At September 30, 2011, the cost and unrealized appreciation (depreciation) of investments (excluding investments in derivatives, where applicable), as determined on a federal income tax basis, were as follows:

	Select Tax-Free (NXP	)	Select Tax-Free 2 (NXQ )	Select Tax-Free 3 (NXR	)	California Select Tax-Free (NXC	)	New York Select Tax-Free (NXN	)
Cost of investments	$220,821,917		$237,960,806	$177,522,830		$85,381,446		$50,606,688
Gross unrealized:
Appreciation	$13,747,211		$8,497,769	$7,952,715		$4,984,218		$2,446,055
Depreciation	(11,264,388)		(16,238,930)	(5,470,334)		(1,938,088)		(260,824)
Net unrealized appreciation (depreciation) of investments	$2,482,823		$(7,741,161)	$2,482,381		$3,046,130		$2,185,231

Permanent differences, primarily due to federal taxes paid, taxable market discount and distribution character reclassifications, resulted in reclassifications among the Funds’ components of net assets at March 31, 2011, the Funds’ last tax year end, as follows:

	Select Tax-Free (NXP	)	Select Tax-Free 2 (NXQ	)	Select Tax-Free 3 (NXR )	California Select Tax-Free (NXC	)	New York Select Tax-Free (NXN	)
Paid-in-surplus	$405		$9,131		$16,160	$3,609		$—
Undistributed (Over-distribution of) net investment income	(515)		(13,088)		(10,376)	(4,246)		(1,895)
Accumulated net realized gain (loss)	110		3,957		(5,784)	637		1,895

62	Nuveen Investments

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at March 31, 2011, the Funds’ last tax year end, were as follows:

	Select Tax-Free (NXP	)	Select Tax-Free 2 (NXQ	)	Select Tax-Free 3 (NXR	)	California Select Tax-Free (NXC	)	New York Select Tax-Free (NXN	)
Undistributed net tax-exempt income*	$1,507,365		$956,516		$926,575		$481,944		$291,976
Undistributed net ordinary income**	55,604		4,185		185		—		—
Undistributed net long-term capital gains	—		—		465		—		—

*	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on March 1, 2011, paid on April 1, 2011.
**	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds’ last tax year ended March 31, 2011, was designated for purposes of the dividends paid deduction as follows:

	Select Tax-Free (NXP	)	Select Tax-Free 2 (NXQ	)	Select Tax-Free 3 (NXR	)	California Select Tax-Free (NXC	)	New York Select Tax-Free (NXN	)
Distributions from net tax-exempt income	$11,779,604		$11,778,835		$8,353,383		$4,174,015		$2,395,738
Distributions from net ordinary income**	—		—		—		—		—
Distributions from net long-term capital gains	—		—		14,320		—		—

**	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At March 31, 2011, the Funds’ last tax year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

	Select Tax-Free (NXP	)	Select Tax-Free 2 (NXQ	)	California Select Tax-Free (NXC	)	New York Select Tax-Free (NXN	)
Expiration:
March 31, 2015	$465,330		$1,317,559		$—		$—
March 31, 2016	—		7,597		29,942		40,192
March 31, 2017	—		400,800		107,619		15,314
March 31, 2018	—		—		—		9,265
March 31, 2019	—		335,742		173,121		27,908
Total	$465,330		$2,061,698		$310,682		$92,679

During the Fund’s last tax year ended March 31, 2011, Select Tax-Free (NXP) utilized $378,690 of its capital loss carryforwards.

The following Fund has elected to defer net realized losses from investments incurred from November 1, 2010 through March 31, 2011, the Fund’s last tax year end, (“post-October losses”) in accordance with federal income tax regulations. Post-October losses are treated as having arisen on the first day of the current fiscal year. The following Fund has elected to defer post-October losses as follows:

	New York Select Tax-Free (NXN	)
Post-October capital losses	$23,141

Nuveen Investments	63

Notes to
Financial Statements (Unaudited) (continued)

7. Management Fees and Other Transactions with Affiliates
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables Fund shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee for each Fund, payable monthly, is calculated according to the following schedule:

Average Daily Managed Assets*	Select Tax-Free (NXP) Fund-Level Fee Rate	Select Tax-Free 2 (NXQ) Select Tax-Free 3 (NXR) California Select Tax-Free (NXC) New York Select Tax-Free (NXN) Fund-Level Fee Rate
For the first $125 million	.0500%	.1000%
For the next $125 million	.0375	.0875
For the next $250 million	.0250	.0750
For the next $500 million	.0125	.0625

The annual complex-level fee for each Fund, payable monthly, is calculated according to the following schedule:

Complex-Level Managed Asset Breakpoint Level*	Effective Rate at Breakpoint Level
$55 billion	.2000%
$56 billion	.1996
$57 billion	.1989
$60 billion	.1961
$63 billion	.1931
$66 billion	.1900
$71 billion	.1851
$76 billion	.1806
$80 billion	.1773
$91 billion	.1691
$125 billion	.1599
$200 billion	.1505
$250 billion	.1469
$300 billion	.1445

*
For the fund-level and complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen Funds that constitute “eligible assets.” Eligible assets do not include assets attributable to investments in other Nuveen Funds or assets in excess of $2 billion added to the Nuveen Fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011. As of September 30, 2011, the complex-level fee rate for each of these Funds was .1785%.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a wholly-owned subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.

The Funds pay no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised funds.

64	Nuveen Investments

8. New Accounting Pronouncements

Fair Value Measurements and Disclosures
On May 12, 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 (“ASU No. 2011-04”) modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Nuveen Investments	65

Annual Investment Management
Agreement Approval Process (Unaudited)

The Board of Trustees (each, a “Board” and each Trustee, a “Board Member”) of the Funds, including the Board Members who are not parties to the Funds’ advisory or sub-advisory agreements or “interested persons” of any such parties (the “Independent Board Members”), is responsible for approving the advisory agreements (each, an “Investment Management Agreement”) between each Fund and Nuveen Fund Advisors, Inc. (the “Advisor”) and the sub-advisory agreements (each a “Sub-Advisory Agreement”) between the Advisor and Nuveen Asset Management, LLC (the “Sub-Advisor”) (the Investment Management Agreements and the Sub-Advisory Agreements are referred to collectively as the “Advisory Agreements”) and their periodic continuation. Pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), the Board is generally required to consider the continuation of advisory agreements and sub-advisory agreements on an annual basis. Accordingly, at an in-person meeting held on May 23-25, 2011 (the “May Meeting”), the Board, including a majority of the Independent Board Members, considered and approved the continuation of the Advisory Agreements for the Funds for an additional one-year period.

In preparation for their considerations at the May Meeting, the Board requested and received extensive materials prepared in connection with the review of the Advisory Agreements. The materials provided a broad range of information regarding the Funds, the Advisor and the Sub-Advisor (the Advisor and the Sub-Advisor are collectively, the “Fund Advisers” and each, a “Fund Adviser”). As described in more detail below, the information provided included, among other things, a review of Fund performance, including Fund investment performance assessments against peer groups and appropriate benchmarks, a comparison of Fund fees and expenses relative to peers, a description and assessment of shareholder service levels for the Funds, a summary of the performance of certain service providers, a review of product initiatives and shareholder communications and an analysis of the Advisor’s profitability with comparisons to comparable peers in the managed fund business. As part of their annual review, the Board also held a separate meeting on April 19-20, 2011, to review the Funds’ investment performance and consider an analysis provided by the Advisor of the Sub-Advisor which generally evaluated the Sub-Advisor’s investment team, investment mandate, organizational structure and history, investment philosophy and process, performance of the applicable Fund, and significant changes to the foregoing. As a result of their review of the materials and discussions, the Board presented the Advisor with questions and the Advisor responded.

The materials and information prepared in connection with the review of the Advisory Agreements at the May Meeting supplemented the information provided to the Board

66	Nuveen Investments

during the year. In this regard, throughout the year, the Board, acting directly or through its committees, regularly reviews the performance and various services provided by the Advisor and, since the internal restructuring described in Section A below, the Sub-Advisor. The Board meets at least quarterly as well as at other times as the need arises. At its quarterly meetings, the Board reviews reports by the Advisor which include, among other things, Fund performance, a review of the investment teams and compliance reports. The Board also meets with key investment personnel managing the Fund portfolios during the year. In addition, the Board continues its program of seeking to visit each sub-advisor to the Nuveen funds at least once over a multiple year rotation, meeting with key investment and business personnel. The Board also met with State Street Bank & Trust Company, the Funds’ accountant and custodian, in 2010. The Board considers factors and information that are relevant to its consideration of the renewal of the Advisory Agreements at these meetings held throughout the year. Accordingly, the Board considered the information provided and knowledge gained at these meetings when performing its review at the May Meeting of the Advisory Agreements. The Independent Board Members are assisted throughout the process by independent legal counsel who provided materials describing applicable law and the duties of directors or trustees in reviewing advisory contracts and met with the Independent Board Members in executive sessions without management present.

The Board considered all factors it believed relevant with respect to each Fund, including among other factors: (a) the nature, extent and quality of the services provided by the Fund Advisers, (b) the investment performance of the Fund and Fund Advisers, (c) the advisory fees and costs of the services to be provided to the Funds and the profitability of the Fund Advisers, (d) the extent of any economies of scale, (e) any benefits derived by the Fund Advisers from the relationship with the Fund and (f) other factors. Each Board Member may have accorded different weight to the various factors in reaching his or her conclusions with respect to a Fund’s Advisory Agreements. The Independent Board Members did not identify any single factor as all important or controlling. The Independent Board Members’ considerations were instead based on a comprehensive consideration of all the information presented. The principal factors considered by the Board and its conclusions are described below.

A. Nature, Extent and Quality of Services

In considering renewal of the Advisory Agreements, the Independent Board Members considered the nature, extent and quality of the Fund Adviser’s services, including advisory services and the resulting Fund performance and administrative services. The Independent Board Members reviewed materials outlining, among other things, the Fund Adviser’s organization and business; the types of services that the Fund Adviser or its affiliates provide to the Funds; the performance record of the applicable Fund (as described in further detail below); and any initiatives Nuveen had taken for the applicable fund product line.

Nuveen Investments	67

Annual Investment Management Agreement
Approval Process (Unaudited) (continued)

In considering advisory services, the Board recognized that the Advisor provides various oversight, administrative, compliance and other services for the Funds and the Sub-Advisor provides the portfolio investment management services to the Funds. The Board recognized that Nuveen engaged in an internal restructuring in 2010 pursuant to which portfolio management services the Advisor had provided directly to the Funds were transferred to the Sub-Advisor, a newly-organized, wholly-owned subsidiary of the Advisor consisting of largely the same investment personnel. Accordingly, in reviewing the portfolio management services provided to each Fund, the Board reviewed the materials provided by the Nuveen Investment Services Oversight Team analyzing, among other things, the Sub-Advisor’s investment team and changes thereto, organization and history, assets under management, Fund objectives and mandate, the investment team’s philosophy and strategies in managing the Fund, developments affecting the Sub-Advisor or Fund and Fund performance. The Independent Board Members also reviewed portfolio manager compensation arrangements to evaluate each Fund Adviser’s ability to attract and retain high quality investment personnel, preserve stability, and reward performance but not provide an incentive to take undue risks. In addition, the Board considered the Advisor’s execution of its oversight responsibilities over the Sub-Advisor. Given the importance of compliance, the Independent Board Members also considered Nuveen’s compliance program, including the report of the chief compliance officer regarding the Funds’ compliance policies and procedures.

In addition to advisory services, the Board considered the quality and extent of administrative and other non-investment advisory services the Advisor and its affiliates provide to the Funds, including product management, investment services (such as oversight of investment policies and procedures, risk management, and pricing), fund administration, oversight of service providers, shareholder services, administration of Board relations, regulatory and portfolio compliance, legal support, managing leverage and promoting an orderly secondary market for common shares.

In reviewing the services provided, the Board also reviewed materials describing various notable initiatives and projects the Advisor performed in connection with the closed-end fund product line. These initiatives included continued activities to refinance auction rate preferred securities; ongoing services to manage leverage that has become increasingly complex; continued secondary market offerings and share repurchases for certain funds; and continued communications efforts with shareholders, fund analysts and financial advisers. With respect to the latter, the Independent Board Members noted Nuveen’s continued commitment to supporting the secondary market for the common shares of its closed-end funds through a comprehensive secondary market communication program designed to raise investor and analyst awareness and understanding of closed-end funds. Nuveen’s support services included, among other things: continuing communications in support of refinancing efforts related to auction rate preferred securities; participating in conferences; communicating continually with closed-end fund analysts covering the Nuveen funds; providing marketing for the closed-end funds; share purchases; and maintaining and enhancing a closed-end fund website.

68	Nuveen Investments

Based on their review, the Independent Board Members found that, overall, the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement were satisfactory.

B. The Investment Performance of the Funds and Fund Advisers

The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund over various time periods. The Board reviewed, among other things, each Fund’s historic investment performance as well as information comparing the Fund’s performance information with that of other funds (the “Performance Peer Group”) based on data provided by an independent provider of mutual fund data and with recognized and/or customized benchmarks.

The Board reviewed reports, including a comprehensive analysis of the Funds’ performance and the applicable investment team. In this regard, the Board reviewed each Fund’s total return information compared to its Performance Peer Group for the quarter, one-, three- and five-year periods ending December 31, 2010 and for the same periods ending March 31, 2011. In addition, the Board reviewed each Fund’s total return information compared to recognized and/or customized benchmarks for the quarter, one-and three-year periods ending December 31, 2010 and for the same periods ending March 31, 2011. The Independent Board Members also reviewed historic premium and discount levels, including a summary of actions taken to address or discuss other developments affecting the secondary market discounts of various funds. This information supplemented the Fund performance information provided to the Board at each of its quarterly meetings.

In reviewing performance comparison information, the Independent Board Members recognized that the usefulness of the comparisons of the performance of certain funds with the performance of their respective Performance Peer Group may be limited because the Performance Peer Group may not adequately represent the objectives and strategies of the applicable funds or may be limited in size or number. In this regard, the Independent Board Members noted that the Performance Peer Groups of each of the Funds were classified as having significant differences from such Funds based on various considerations such as special fund objectives, potential investable universe and the composition of the peer set (e.g., the number and size of competing funds and number of competing managers). The Independent Board Members also noted that the investment experience of a particular shareholder in the Nuveen funds will vary depending on when such shareholder invests in the applicable fund, the class held (if multiple classes are offered) and the performance of the fund (or respective class) during that shareholder’s investment period.

All of the Funds, as noted above, had significant differences with their Performance Peer Groups; therefore, the Independent Board Members considered the Funds’ performance compared to their benchmarks. In this regard, the Independent Board Members noted that the Nuveen New York Select Tax-Free Income Portfolio underperformed its benchmark in the three-year period but outperformed its benchmark in the one-year

Nuveen Investments	69

Annual Investment Management Agreement
Approval Process (Unaudited) (continued)

period and that each of the other Funds underperformed its respective benchmark in the one- and three-year periods.

With respect to any Nuveen funds that underperformed their peers and/or benchmarks from time to time, the Board monitors such funds closely and considers any steps necessary or appropriate to address such issues.

Based on their review, the Independent Board Members determined that each Fund’s investment performance had been satisfactory.

C.	Fees, Expenses and Profitability

1. Fees and Expenses

The Board evaluated the management fees and expenses of each Fund reviewing, among other things, such Fund’s gross management fees, net management fees and net expense ratios in absolute terms as well as compared to the fee and expenses of a comparable universe of funds based on data provided by an independent fund data provider (the “Peer Universe”) and in certain cases, to a more focused subset of funds in the Peer Universe (the “Peer Group”) and any expense limitations.

The Independent Board Members further reviewed the methodology regarding the construction of the applicable Peer Universe and Peer Group (if any). In reviewing the comparisons of fee and expense information, the Independent Board Members took into account that in certain instances various factors such as: the asset level of a fund relative to peers; the limited size and particular composition of the Peer Universe or Peer Group; the investment objectives of the peers; expense anomalies; changes in the funds comprising the Peer Universe or Peer Group from year to year; levels of reimbursement; the timing of information used; the differences in the type and use of leverage; and differences in the states reflected in the Peer Universe or Peer Group may impact the comparative data thereby limiting the ability to make a meaningful comparison with peers, including for each of the Funds.

In reviewing the fee schedule for a Fund, the Independent Board Members also considered the fund-level and complex-wide breakpoint schedules (described in further detail below) and any fee waivers and reimbursements provided by Nuveen (applicable, in particular, for certain closed-end funds launched since 1999). In reviewing fees and expenses, the Board considered the expenses and fees to be higher if they were over 10 basis points higher, slightly higher if they were 6 to 10 basis points higher, in line if they were within 5 basis points higher than the peer average and below if they were below the peer average of the Peer Group (if available) or Peer Universe if there was no separate Peer Group.

The Independent Board Members observed that all of the Funds had net management fees and net expense ratios below their respective peer averages.

Based on their review of the fee and expense information provided, the Independent Board Members determined that each Fund’s management fees were reasonable in light of the nature, extent and quality of services provided to the Fund.

70	Nuveen Investments

2. Comparisons with the Fees of Other Clients

The Independent Board Members further reviewed information regarding the nature of services and fee rates offered by the Advisor to other clients, including municipal separately managed accounts and passively managed exchange traded funds (ETFs) sub-advised by the Advisor. In evaluating the comparisons of fees, the Independent Board Members noted that the fee rates charged to the Funds and other clients vary, among other things, because of the different services involved and the additional regulatory and compliance requirements associated with registered investment companies, such as the Funds. Accordingly, the Independent Board Members considered the differences in the product types, including, but not limited to, the services provided, the structure and operations, product distribution and costs thereof, portfolio investment policies, investor profiles, account sizes and regulatory requirements. The Independent Board Members noted, in particular, that the range of services provided to the Funds (as discussed above) is much more extensive than that provided to separately managed accounts. Given the inherent differences in the products, particularly the extensive services provided to the Funds, the Independent Board Members believe such facts justify the different levels of fees.

In considering the fees of the Sub-Advisor, the Independent Board Members also considered the pricing schedule or fees that the Sub-Advisor charges for similar investment management services for other Nuveen funds.

3. Profitability of Fund Advisers

In conjunction with its review of fees, the Independent Board Members also considered the profitability of Nuveen for its advisory activities (which incorporated Nuveen’s wholly-owned affiliated sub-advisers) and its financial condition. The Independent Board Members reviewed the revenues and expenses of Nuveen’s advisory activities for the last two years, the allocation methodology used in preparing the profitability data and an analysis of the key drivers behind the changes in revenues and expenses that impacted profitability in 2010. The Independent Board Members noted this information supplemented the profitability information requested and received during the year to help keep them apprised of developments affecting profitability (such as changes in fee waivers and expense reimbursement commitments). In this regard, the Independent Board Members noted that they have an Independent Board Member serve as a point person to review and keep them apprised of changes to the profitability analysis and/or methodologies during the year. The Independent Board Members also considered Nuveen’s revenues for advisory activities, expenses, and profit margin compared to that of various unaffiliated management firms with similar amounts of assets under management and relatively comparable asset composition prepared by Nuveen.

In reviewing profitability, the Independent Board Members recognized the subjective nature of determining profitability which may be affected by numerous factors including the allocation of expenses. Further, the Independent Board Members

Nuveen Investments	71

Annual Investment Management Agreement
Approval Process (Unaudited) (continued)

recognized the difficulties in making comparisons as the profitability of other advisers generally is not publicly available and the profitability information that is available for certain advisers or management firms may not be representative of the industry and may be affected by, among other things, the adviser’s particular business mix, capital costs, types of funds managed and expense allocations. Notwithstanding the foregoing, the Independent Board Members reviewed Nuveen’s methodology and assumptions for allocating expenses across product lines to determine profitability. In reviewing profitability, the Independent Board Members recognized Nuveen’s investment in its fund business. Based on their review, the Independent Board Members concluded that the Advisor’s level of profitability for its advisory activities was reasonable in light of the services provided.

In evaluating the reasonableness of the compensation, the Independent Board Members also considered other amounts paid to a Fund Adviser by the Funds as well as any indirect benefits (such as soft dollar arrangements, if any) the Fund Adviser and its affiliates receive, or are expected to receive, that are directly attributable to the management of the Funds, if any. See Section E below for additional information on indirect benefits a Fund Adviser may receive as a result of its relationship with the Funds. Based on their review of the overall fee arrangements of each Fund, the Independent Board Members determined that the advisory fees and expenses of the respective Fund were reasonable.

D.	Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
With respect to economies of scale, the Independent Board Members have recognized the potential benefits resulting from the costs of a fund being spread over a larger asset base, although economies of scale are difficult to measure and predict with precision, particularly on a fund-by-fund basis. One method to help ensure the shareholders share in these benefits is to include breakpoints in the advisory fee schedule. Generally, management fees for funds in the Nuveen complex are comprised of a fund-level component and a complex-level component, subject to certain exceptions. Accordingly, the Independent Board Members reviewed and considered the applicable fund-level breakpoints in the advisory fee schedules that reduce advisory fees as asset levels increase. Further, the Independent Board Members noted that although closed-end funds may from time-to-time make additional share offerings, the growth of their assets will occur primarily through the appreciation of such funds’ investment portfolio.

In addition to fund-level advisory fee breakpoints, the Board also considered the Funds’ complex-wide fee arrangement. Pursuant to the complex-wide fee arrangement, the fees of the funds in the Nuveen complex are generally reduced as the assets in the fund complex reach certain levels. The complex-wide fee arrangement seeks to provide the benefits of economies of scale to fund shareholders when total fund complex assets increase, even if assets of a particular fund are unchanged or have decreased. The approach reflects the notion that some of Nuveen’s costs are attributable to services

72	Nuveen Investments

provided to all its funds in the complex and therefore all funds benefit if these costs are spread over a larger asset base.

Based on their review, the Independent Board Members concluded that the breakpoint schedules and complex-wide fee arrangement were acceptable and reflect economies of scale to be shared with shareholders when assets under management increase.

E. Indirect Benefits
In evaluating fees, the Independent Board Members received and considered information regarding potential “fall out” or ancillary benefits the respective Fund Adviser or its affiliates may receive as a result of its relationship with each Fund. In this regard, the Independent Board Members considered any revenues received by affiliates of the Advisor for serving as agent at Nuveen’s trading desk and as co-manager in initial public offerings of new closed-end funds.

In addition to the above, the Independent Board Members considered whether the Fund Advisers received any benefits from soft dollar arrangements whereby a portion of the commissions paid by a Fund for brokerage may be used to acquire research that may be useful to the Fund Adviser in managing the assets of the Funds and other clients. The Independent Board Members recognized that each Fund Adviser has the authority to pay a higher commission in return for brokerage and research services if it determines in good faith that the commission paid is reasonable in relation to the value of the brokerage and research services provided. Nevertheless, the Independent Board Members noted that commissions are generally not paid in connection with municipal securities transactions typically executed on a principal basis.

Based on their review, the Independent Board Members concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable and within acceptable parameters.

F. Other Considerations
The Independent Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including the Independent Board Members, unanimously concluded that the terms of each Advisory Agreement are fair and reasonable, that the respective Fund Adviser’s fees are reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed.

Nuveen Investments	73

Reinvest Automatically,
Easily and Conveniently

Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

Nuveen Closed-End Funds Automatic Reinvestment Plan

Your Nuveen Closed-End Fund allows you to conveniently reinvest distributions in additional Fund shares.

By choosing to reinvest, you’ll be able to invest money regularly and automatically, and watch your investment grow through the power of compounding. Just like distributions in cash, there may be times when income or capital gains taxes may be payable on distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

Easy and convenient

To make recordkeeping easy and convenient, each month you’ll receive a statement showing your total distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

How shares are purchased

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund’s shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares’ net asset value or 95% of the shares’ market value on the last business day immediately prior to the purchase date. Distributions received to purchase shares in the open market will normally be invested shortly after the distribution payment date. No interest will be paid on distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may

74	Nuveen Investments

exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

Flexible

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

Call today to start reinvesting distributions

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Nuveen Investments	75

Glossary of Terms
Used in this Report

■
Auction Rate Bond: An auction rate bond is a security whose interest payments are adjusted periodically through an auction process, which process typically also serves as a means for buying and selling the bond. Auctions that fail to attract enough buyers for all the shares offered for sale are deemed to have “failed,” with current holders receiving a formula-based interest rate until the next scheduled auction.

■
Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

■
Average Effective Maturity: The market-value-weighted average of the effective maturity dates of the individual securities including cash. In the case of a bond that has been advance-refunded to a call date, the effective maturity is the date on which the bond is scheduled to be redeemed using the proceeds of an escrow account. In most other cases the effective maturity is the stated maturity date of the security.

■
Effective Leverage: Effective leverage is a Fund’s effective economic leverage, and includes both structural leverage and the leverage effects of certain derivative investments in the Fund’s portfolio. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any structural leverage.

■
Inverse Floaters: Inverse floating rate securities, also known as inverse floaters, are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

■	Leverage: Using borrowed money to invest in securities or other assets.

76	Nuveen Investments

■
Leverage-Adjusted Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s or bond Fund’s value to changes when market interest rates change. Generally, the longer a bond’s or Fund’s duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund’s portfolio of bonds.

■
Lipper California Municipal Debt Classification Average: Calculated using the returns of all closed-end funds in this category for each period as follows: 6-month, 26 funds; 1-year, 26 funds; 5-year, 25 funds; and 10-year, 19 funds. Lipper returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. The Lipper average is not available for direct investment.

■
Lipper General and Insured Unleveraged Municipal Debt Classification Average: Calculated using the returns of all closed-end funds in this category for each period as follows: 6-month, 8 funds; 1-year, 8 funds; 5-year, 6 funds; and 10-year, 6 funds. Lipper returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. The Lipper average is not available for direct investment.

■
Lipper New York Municipal Debt Classification Average: Calculated using the returns of all closed-end funds in this category for each period as follows: 6-month, 23 funds; 1-year, 23 funds; 5-year, 22 funds; and 10-year, 13 funds. Lipper returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. The Lipper average is not available for direct investment.

■	Market Yield (also known as Dividend Yield or Current Yield): An investment’s current annualized dividend divided by its current market price.
■	Net Asset Value (NAV): The net market value of all securities held in a portfolio.
■
Net Asset Value (NAV) Per Share: The market value of one share of a mutual fund or closed-end fund. For a Fund, the NAV is calculated daily by taking the Fund’s total assets (securities, cash, and accrued earnings), subtracting the Fund’s liabilities, and dividing by the number of shares outstanding.

■
Pre-Refunding: Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.

■
Standard & Poor’s (S&P) California Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade California municipal bond market. The index returns assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in an index.

Nuveen Investments	77

Glossary of Terms
Used in this Report (continued)

■
Standard & Poor’s (S&P) National Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade U.S. municipal bond market. The index returns assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in an index.

■
Standard & Poor’s (S&P) New York Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade New York municipal bond market. The index returns assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in an index.

■
Structural Leverage: Structural Leverage consists of preferred shares or debt issued by the Fund. Both of these are part of a Fund’s capital structure. Structural leverage is sometimes referred to as “‘40 Act Leverage” and is subject to asset coverage limits set in the Investment Company Act of 1940.

■	Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.
■
Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Tax-exempt income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

78	Nuveen Investments

Other Useful Information

Board of Trustees
John P. Amboian
Robert P. Bremner
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Judith M. Stockdale
Carole E. Stone
Virginia L. Stringer
Terence J. Toth

Fund Manager
Nuveen Fund Advisors, Inc.
333 West Wacker Drive
Chicago, IL 60606

Custodian
State Street Bank
& Trust Company
Boston, MA

Transfer Agent and
Shareholder Services
State Street Bank
& Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

Legal Counsel
Chapman and Cutler LLP
Chicago, IL

Independent Registered
Public Accounting Firm
Ernst & Young LLP
Chicago, IL

Quarterly Portfolio of Investments and Proxy Voting Information

You may obtain (i) each Fund’s quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission (SEC). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public References Section at 100 F Street NE, Washington, D.C. 20549.

CEO Certification Disclosure

Each Fund’s Chief Executive Officer has submitted to the New York Stock Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the SEC the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Share Information

Each Fund intends to repurchase shares of its own common stock in the future at such times and in such amounts as is deemed advisable. During the period covered by this report, the Funds did not repurchase any of their common shares.

Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

Nuveen Investments	79

Nuveen Investments:
Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen Investments is a global investment management firm that seeks to help secure the long-term goals of institutions and high net worth investors as well as the consultants and financial advisors who serve them. We market our growing range of specialized investment solutions under the high-quality brands of NWQ, Nuveen Asset Management, Santa Barbara, Symphony, Tradewinds and Winslow Capital. In total, Nuveen Investments managed approximately $198 billion of assets as of September 30, 2011.

Find out how we can help you.

To learn more about how the products and services of Nuveen Investments may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/cef

Distributed by
Nuveen Securities, LLC
333 West Wacker Drive
Chicago, IL 60606
www.nuveen.com

ESA-B-0911D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors or Trustees implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1)
Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the  report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b)
If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See Ex-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Select Tax-Free Income Portfolio 3

By (Signature and Title) /s/ Kevin J. McCarthy
Kevin J. McCarthy
(Vice President and Secretary)

Date: December 8, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer
(principal executive officer)

Date: December 8, 2011

By (Signature and Title) /s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller
 (principal financial officer)

Date: December 8, 2011